SFT Balanced Stabilization Fund
Investments in Securities

September 30, 2023
(Unaudited)
(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (38.4%)
Government Obligations (4.9%)
U.S. Government Agencies and Obligations (4.9%)
Federal Home Loan Mortgage Corporation (0.0%)
3.000%, 09/01/43	$48,543	$41,184
3.500%, 10/01/44	50,407	44,437
3.500%, 11/01/44	49,183	43,355
3.500%, 12/01/44	53,517	47,177
		176,153
Federal National Mortgage Association (0.0%)
3.000%, 04/01/43	74,664	63,419
3.000%, 05/01/43	24,886	21,137
3.000%, 06/01/43	111,765	94,912
3.500%, 08/01/42	50,372	45,039
3.500%, 02/01/43	64,739	57,755
		282,262
U.S. Treasury (4.9%)
U.S. Treasury Bond
4.000%, 11/15/42	5,530,000	4,904,419
4.000%, 11/15/52	1,200,000	1,062,375
U.S. Treasury Note
1.000%, 12/15/24	15,500,000	14,717,734
3.875%, 12/31/27	9,350,000	9,065,117
		29,749,645
Total government obligations (cost: $31,987,736)		30,208,060
Other Mortgage-Backed Securities (0.2%)
Commercial Mortgage-Backed Securities (0.2%)
Bank, Series 2019-BN18, Class A4, 3.584%, 05/15/62	1,500,000	1,262,013
Total other mortgage-backed securities (cost: $1,542,850)		1,262,013

Corporate Obligations (33.3%)
Basic Materials (1.3%)
Chemicals (0.9%)
Celanese U.S. Holdings LLC, 6.330%, 07/15/29	1,500,000	1,471,811
Mosaic Co., 5.450%, 11/15/33	200,000	188,027
Nutrien Ltd., 3.000%, 04/01/25 (b)	1,000,000	954,770
Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	963,489
Yara International ASA
3.148%, 06/04/30 (b) (c)	1,000,000	817,471
4.750%, 06/01/28 (b) (c)	1,000,000	940,695
		5,336,263
Mining (0.4%)
Anglo American Capital PLC, 2.625%, 09/10/30 (b) (c)	2,000,000	1,592,902
FMG Resources August 2006 Pty. Ltd., 6.125%, 04/15/32 (b) (c)	1,000,000	911,250
		2,504,152
Communications (2.5%)
Broadline Retail (0.3%)
Amazon.com, Inc.
3.875%, 08/22/37	1,000,000	852,473
4.050%, 08/22/47	1,000,000	802,757
		1,655,230
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
2.550%, 12/01/33	943,000	695,073
3.550%, 09/15/55	1,405,000	862,427
3.800%, 12/01/57	75,000	47,312
4.500%, 05/15/35	1,000,000	854,653
		2,459,465

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Interactive Media & Services (0.1%)
eBay, Inc., 3.450%, 08/01/24	$750,000	734,991

Media (0.6%)
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.750%, 02/15/28	1,500,000	1,352,874
Comcast Corp.
2.887%, 11/01/51	1,319,000	778,867
2.937%, 11/01/56	327,000	186,403
4.200%, 08/15/34 (d)	500,000	436,140
Paramount Global, 4.000%, 01/15/26	250,000	236,585
Walt Disney Co., 4.950%, 10/15/45	1,000,000	867,408
		3,858,277
Software (0.3%)
Netflix, Inc., 4.875%, 04/15/28	2,000,000	1,935,000

Telecommunication (0.7%)
Crown Castle Towers LLC, 3.663%, 05/15/45 (c)	1,000,000	953,828
T-Mobile USA, Inc., 2.700%, 03/15/32	1,000,000	785,938
Verizon Communications, Inc.
2.650%, 11/20/40	1,000,000	635,777
3.500%, 11/01/24	1,000,000	976,175
2.987%, 10/30/56	1,194,000	656,834
Vodafone Group PLC, 4.125%, 05/30/25 (b)	500,000	487,661
		4,496,213
Wireless Telecommunication Services (0.1%)
Rogers Communications, Inc., 4.100%, 10/01/23 (b)	250,000	249,981

Consumer Cyclical (1.6%)
Electrical Equipment (0.8%)
Ford Motor Credit Co. LLC
3.664%, 09/08/24	1,000,000	967,625
4.687%, 06/09/25	2,000,000	1,922,304
General Motors Financial Co., Inc., 5.000%, 04/09/27	2,000,000	1,916,884
		4,806,813
Entertainment (0.2%)
Warnermedia Holdings, Inc., 5.141%, 03/15/52	1,400,000	1,044,053

Retail (0.6%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	961,383
Lowe's Cos., Inc., 5.625%, 04/15/53	2,250,000	2,049,014
Target Corp., 3.500%, 07/01/24 (d)	750,000	736,699
		3,747,096
Consumer Staples (0.4%)
Household Products (0.3%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	760,375
SC Johnson & Son, Inc., 3.350%, 09/30/24 (c)	750,000	732,304
		1,492,679
Personal Care (0.1%)
Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	782,512

Consumer, Non-cyclical (4.2%)
Agricultural Operations (0.4%)
Cargill, Inc.
3.125%, 05/25/51 (c)	1,000,000	639,302
4.375%, 04/22/52 (c)	2,150,000	1,731,204
		2,370,506
Beverages (0.4%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38	1,000,000	872,219
Constellation Brands, Inc., 5.250%, 11/15/48	2,050,000	1,814,865
		2,687,084
Biotechnology (0.6%)
Amgen, Inc., 4.050%, 08/18/29	2,000,000	1,851,508
Bio-Rad Laboratories, Inc., 3.700%, 03/15/32	2,000,000	1,687,104
		3,538,612

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Commercial Services (0.3%)
Ashtead Capital, Inc., 5.500%, 08/11/32 (c)	$2,000,000	$1,851,462

Consumer Staples Distribution & Retail (0.3%)
Kroger Co.
4.450%, 02/01/47	1,000,000	780,296
5.150%, 08/01/43	1,100,000	933,502
		1,713,798
Diagnostic Equipment (0.3%)
Abbott Laboratories
3.875%, 09/15/25	750,000	727,428
4.750%, 11/30/36	1,000,000	938,485
4.750%, 04/15/43	250,000	225,650
		1,891,563
Food Products (0.4%)
General Mills, Inc., 3.000%, 02/01/51	1,002,000	614,748
Mars, Inc., 3.950%, 04/01/49 (c)	1,000,000	750,151
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	829,446
		2,194,345
IT Services (0.3%)
Global Payments, Inc.
4.800%, 04/01/26	750,000	726,564
5.300%, 08/15/29	1,500,000	1,432,396
		2,158,960
Pharmaceuticals (1.2%)
AbbVie, Inc.
3.600%, 05/14/25	1,000,000	966,225
3.800%, 03/15/25	670,000	650,738
4.400%, 11/06/42	1,000,000	825,366
4.450%, 05/14/46	1,000,000	811,572
Becton Dickinson & Co., 4.298%, 08/22/32	2,000,000	1,803,242
Bristol-Myers Squibb Co.
3.250%, 11/01/23	500,000	499,150
3.875%, 08/15/25	229,000	221,304
CVS Pass-Through Trust, 6.943%, 01/10/30	113,402	117,029
Novartis Capital Corp., 3.400%, 05/06/24 (d)	500,000	493,295
Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/28 (b)	1,000,000	975,982
		7,363,903
Energy (1.8%)
Oil & Gas (1.0%)
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., 3.337%, 12/15/27	1,000,000	913,400
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	949,330
Chevron USA, Inc., 3.900%, 11/15/24	1,000,000	982,703
Coterra Energy, Inc., 3.900%, 05/15/27	1,000,000	939,153
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	733,257
Phillips 66, 4.650%, 11/15/34	1,000,000	889,945
TotalEnergies Capital International SA, 3.750%, 04/10/24 (b)	750,000	741,586
		6,149,374
Pipelines (0.8%)
Energy Transfer LP
4.250%, 04 /01/24	1,000,000	990,267
4.900%, 03/15/35	1,000,000	878,418
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	250,000	240,216
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	688,481
MPLX LP, 4.950%, 09/01/32	2,000,000	1,827,648
Williams Cos., Inc., 3.750%, 06/15/27	500,000	463,965
		5,088,995
Financial (10.8%)
Banks (5.8%)
Associated Banc-Corp., 4.250%, 01/15/25	750,000	713,491
Bank of America Corp.
Series L, 3.950%, 04/21/25	1,000,000	963,025
Series L, 4.183%, 11/25/27	1,000,000	929,158
4.244%, 04/24/38 (3-Month USD TERM SOFR + 2.076%) (e)	1,000,000	822,300
4.948%, 07/22/28 (SOFRRATE + 2.040%) (e)	1,500,000	1,434,394

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Bank of New York Mellon Corp.
3.442%, 02/07/28 (3-Month USD TERM SOFR + 1.331%) (e)	$1,000,000	$930,389
5.834%, 10/25/33 (SOFRRATE + 2.074%) (e)	1,000,000	983,010
Citigroup, Inc.
3.300%, 04/27/25	750,000	720,754
3.980%, 03/20/30 (3-Month USD TERM SOFR + 1.600%) (e)	1,000,000	900,238
4.650%, 07/23/48	1,250,000	1,008,604
4.750%, 05/18/46 (f)	1,200,000	939,916
Comerica Bank, 5.332%, 08/25/33 (SOFRRATE + 2.610%) (e)	2,000,000	1,681,172
Discover Bank, 4.250%, 03/13/26	500,000	473,449
Fifth Third Bancorp, 6.361%, 10/27/28 (SOFRINDX + 2.192%) (e)	1,000,000	992,776
Fifth Third Bank NA, 3.950%, 07/28/25	1,000,000	962,362
First Republic Bank
4.375%, 08/01/46	575,000	719
4.625%, 02/13/47	1,379,000	1,724
Goldman Sachs Group, Inc.
3.850%, 01/26/27	1,000,000	937,406
4.482%, 08/23/28 (SOFRRATE + 1.725%) (e)	2,000,000	1,885,244
5.150%, 05/22/45 (f)	1,000,000	854,489
JPMorgan Chase & Co.
3.125%, 01/23/25	1,000,000	966,290
3.328%, 04/22/52 (SOFRRATE + 1.580%) (e)	2,000,000	1,292,794
KeyBank NA, 4.390%, 12/14/27	3,000,000	2,706,570
M&T Bank Corp., 4.553%, 08/16/28 (SOFRINDX + 1.780%) (e)	3,000,000	2,774,313
Morgan Stanley
2.802%, 01/25/52 (SOFRRATE + 1.430%) (e)	2,000,000	1,162,102
6.342%, 10/18/33 (SOFRRATE + 2.560%) (e)	1,000,000	1,001,573
PNC Bank NA, 4.050%, 07/26/28	1,000,000	906,428
Synchrony Bank, 5.400%, 08/22/25	1,000,000	963,231
Truist Financial Corp., 6.123%, 10/28/33 (SOFRRATE + 2.300%) (e)	2,000,000	1,927,186
U.S. Bancorp, 5.850%, 10/21/33 (SOFRRATE + 2.090%) (e)	1,000,000	946,800
Wells Fargo & Co.
3.068%, 04/30/41 (SOFRRATE + 2.530%) (e)	1,600,000	1,075,153
4.750%, 12/07/46 (f)	2,300,000	1,789,713
		35,646,773
Financial Services (2.2%)
American Express Co.
3.300%, 05/03/27	1,000,000	920,391
4.050%, 12/03/42 (f)	2,000,000	1,590,710
Capital One Financial Corp.
4.250%, 04/30/25	1,500,000	1,453,525
5.468%, 02/01/29 (SOFRRATE + 2.080%) (e)	1,500,000	1,428,263
CME Group, Inc., 3.000%, 03/15/25	1,000,000	964,208
Discover Financial Services
3.750%, 03/04/25	1,000,000	958,239
4.100%, 02/09/27	1,000,000	915,464
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	930,677
Intercontinental Exchange, Inc., 4.350%, 06/15/29	3,000,000	2,822,205
Jefferies Financial Group, Inc., 2.625%, 10/15/31	2,000,000	1,520,558
		13,504,240
Insurance (1.3%)
Allied World Assurance Co. Holdings Ltd., 4.350%, 10/29/25 (b)	1,290,000	1,229,513
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	737,026
Arch Capital Finance LLC, 4.011%, 12/15/26 (d)	1,000,000	945,901
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	794,016
Metropolitan Life Global Funding I, 1.550%, 01/07/31 (c)	3,000,000	2,254,077
Principal Life Global Funding II, 1.500%, 08/27/30 (c)	3,000,000	2,223,477
		8,184,010
Real Estate Investment Trust — Health Care (0.7%)
Healthcare Realty Holdings LP
3.750%, 07/01/27	1,000,000	917,432
3.875%, 05/01/25	1,000,000	945,912
Physicians Realty LP, 4.300%, 03/15/27	1,000,000	940,466
Welltower OP LLC, 4.125%, 03/15/29	1,500,000	1,371,138
		4,174,948
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	465,012

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Real Estate Investment Trust — Shopping Centers (0.2%)
Kite Realty Group Trust, 4.000%, 03/15/25 (d)	$1,000,000	$958,752
Retail Opportunity Investments Partnership LP, 5.000%, 12/15/23	250,000	249,413
		1,208,165
Residential REITs (0.2%)
Essex Portfolio LP, 3.500%, 04/01/25	1,000,000	964,217

Specialized REITs (0.3%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	931,985
Crown Castle, Inc., 4.750%, 05/15/47	1,000,000	776,576
Goodman U.S. Finance Four LLC, 4.500%, 10/15/37 (c)	500,000	393,971
		2,102,532
Health Care (0.8%)
Health Care Providers & Services (0.4%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	696,863
Elevance Health, Inc., 4.375%, 12/01/47	1,000,000	795,360
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	249,540
UnitedHealth Group, Inc., 3.750%, 07/15/25 (d)	1,000,000	971,192
		2,712,955
Pharmaceuticals (0.4%)
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	959,905
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	958,141
Mylan, Inc., 4.200%, 11/29/23	500,000	498,180
		2,416,226
Industrials (3.8%)
Aerospace & Defense (0.6%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	968,702
RTX Corp.
3.700%, 12/15/23	500,000	497,703
4.050%, 05/04/47	1,000,000	743,713
4.125%, 11/16/28	1,500,000	1,398,930
		3,609,048
Air Freight & Logistics (0.1%)
FedEx Corp., 4.400%, 01/15/47	1,000,000	772,975

Building Products (0.4%)
CRH America Finance, Inc., 4.400%, 05/09/47 (c)	1,000,000	759,295
Mohawk Industries, Inc., 3.625%, 05/15/30	2,000,000	1,746,286
		2,505,581
Containers & Packaging (0.3%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	942,656
Sealed Air Corp., 6.875%, 07/15/33 (c)	1,000,000	971,250
		1,913,906
Electrical Equipment (0.6%)
Flex Ltd.
4.750%, 06/15/25 (b)	1,000,000	975,727
4.875%, 06/15/29 (b)	1,000,000	932,042
Jabil, Inc., 3.600%, 01/15/30	2,000,000	1,733,110
		3,640,879
Machinery (0.3%)
Caterpillar, Inc., 3.250%, 04/09/50	2,300,000	1,610,531

Miscellaneous Manufacturing (0.3%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	931,445
Textron, Inc.
3.875%, 03/01/25	750,000	728,421
4.300%, 03/01/24	500,000	495,844
		2,155,710
Transport — Rail (0.6%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	497,142
Union Pacific Corp.
3.750%, 03/15/24	500,000	495,915
5.375%, 06/01/33	2,500,000	2,432,702
		3,425,759

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Transportation (0.1%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	$350,000	$346,486
Canadian Pacific Railway Co., 4.300%, 05/15/43 (b)	250,000	198,113
		544,599
Trucking & Leasing (0.5%)
GATX Corp.
3.250%, 03/30/25	1,000,000	957,691
4.550%, 11/07/28	1,000,000	935,432
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.900%, 02/01/24 (c)	1,000,000	991,039
		2,884,162
Information Technology (1.2%)
Computers (0.8%)
Apple, Inc., 4.375%, 05/13/45 (d)	1,000,000	864,830
Dell International LLC/EMC Corp., 6.200%, 07/15/30	2,000,000	2,013,956
Leidos, Inc., 4.375%, 05/15/30	2,000,000	1,795,000
		4,673,786
Semiconductor Equipment (0.1%)
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	941,462

Software (0.3%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	967,728
Oracle Corp., 3.800%, 11/15/37	1,000,000	764,310
		1,732,038
Materials (0.1%)
Construction Materials (0.1%)
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	800,885

Technology (0.8%)
Semiconductor Equipment (0.5%)
Broadcom, Inc., 3.419%, 04/15/33 (c)	2,000,000	1,592,698
Micron Technology, Inc., 2.703%, 04/15/32	2,000,000	1,530,330
		3,123,028
Software (0.3%)
VMware, Inc., 1.400%, 08/15/26	1,800,000	1,585,012

Transportation (0.7%)
Passenger Airlines (0.7%)
Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 06/15/29 (b) (c)	733,993	652,336
American Airlines Pass Through Trust, Series 2015-2, Class A, 4.000%, 03/22/29	644,710	580,239
British Airways Pass Through Trust, Series 2013-1, Class A, 4.625%, 12/20/25 (c)	242,342	239,198
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/28 (c)	2,000,000	1,893,396
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.300%, 02/15/27	138,313	132,665
Series 2018-1, Class AA, 3.500%, 09/01/31	923,611	818,825
		4,316,659
Utilities (3.3%)
Electric Utilities (2.5%)
Alabama Power Co., 3.125%, 07/15/51	2,000,000	1,248,424
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	728,361
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	752,774
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	249,332
CenterPoint Energy Houston Electric LLC, Series AJ, 4.850%, 10/01/52	3,150,000	2,745,694
Duke Energy Corp., 4.500%, 08/15/32	1,000,000	902,350
Duke Energy Florida LLC, 5.950%, 11/15/52	1,000,000	987,126
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	700,134
Entergy Texas, Inc., 3.450%, 12/01/27	3,000,000	2,730,693
Northern States Power Co., 3.750%, 12/01/47	1,000,000	656,756
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	554,763
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	747,303
Wisconsin Power & Light Co., 3.950%, 09/01/32	3,000,000	2,642,565
		15,646,275
Gas Utilities (0.6%)
Atmos Energy Corp., 4.125%, 03/15/49	750,000	579,112
Eastern Energy Gas Holdings LLC, 3.550%, 11/01/23	250,000	251,208
National Fuel Gas Co.

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

4.750%, 09/01/28	$1,000,000	$938,401
5.200%, 07/15/25	1,000,000	980,306
Washington Gas Light Co., Series K, 3.796%, 09/15/46	1,000,000	693,654
		3,442,681
Water Utilities (0.2%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	728,783
Aquarion Co., 4.000%, 08/15/24 (c)	500,000	490,622
		1,219,405
Total corporate obligations (cost: $225,331,213)		204,034,786
Total long-term debt securities (cost: $258,861,799)		235,504,859

	Shares
Mutual Funds (54.4%)
Investment Companies (54.4%)
iShares Core S&P 500 ETF (i)	105,440	45,279,099
SFT Index 500 Fund Class 1 (g) (h) (i)	14,224,618	265,020,991
SPDR S&P 500 ETF Trust (d) (i)	36,170	15,461,952
Vanguard S&P 500 ETF (i)	20,175	7,922,722
Total mutual funds (cost: $168,921,295)		333,684,764

Short-Term Securities (5.2%)
Investment Companies (5.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.290%	31,737,241	31,737,241
Total short-term securities (cost: $31,737,241)		31,737,241
Total investments excluding purchased options (98.0%) (cost: $459,520,335)		600,926,864
Total purchased options outstanding (0.2%) (cost: $428,445)		1,142,603
Total investments in securities (cost: $459,948,780) (j)		602,069,467
Cash and other assets in excess of liabilities (1.8%)		11,238,100
Total net assets (100.0%)		$613,307,567

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Foreign security: The Fund held 1.9% of net assets in foreign securities at September 30, 2023.
(c)	Security sold within terms of a private placement memorandum exempt from registration pursuant to rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.
(e)	Variable rate security.
(f)	Pursuant to the Fund’s Liquidity Risk Management Program, this security has been determined to be illiquid by the Fund’s Liquidity Risk Management Program Administrator.
(g)	Affiliated security.
(h)	Non-income producing security.
(i)	Reports and other information about these investment companies are available in the EDGAR database on the SEC’s website at www.sec.gov.
(j)	At September 30, 2023, the cost of investments for federal income tax purposes was $456,109,934. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$170,002,386
Gross unrealized depreciation	(28,621,466)
Net unrealized appreciation	$141,380,920

Holdings of Open Futures Contracts

On September 30, 2023, securities with an aggregate market value of $18,869,708 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	December 2023	447	Long	$101,033,296	$96,674,925	$(4,358,371)

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Put Options Purchased:
The Fund had the following put options purchased open at September 30, 2023:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$4,285	November 2023	71	$7,100	$613,440
S&P 500 Index	4,270	November 2023	71	7,100	529,163
					$1,142,603

Put Options Written:

The Fund had the following put options written open at September 30, 2023:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$3,920	November 2023	71	$7,100	$(103,873)
S&P 500 Index	3,900	November 2023	71	7,100	(116,369)
					$(220,242)

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities

September 30, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (113.2%)
Government Obligations (66.4%)
Other Government Obligations (0.7%)
Provincial or Local Government Obligations (0.7%)
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, Series A, 5.450%, 09/01/40	$1,185,000	$1,146,440
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	685,000	703,310
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.508%, 08/01/37	620,000	609,944
Ohio Water Development Authority, Series A2, 4.817%, 12/01/30	250,000	244,640
Texas A&M University, Series D, 4.000%, 05/15/31	325,000	302,711
		3,007,045
U.S. Government Agencies and Obligations (65.7%)
Export-Import Bank of the United States (0.0%)
Export-Import Bank of the U.S., 2.578%, 12/10/25	23,570	22,715

Federal Home Loan Bank (2.3%)
Federal Home Loan Banks
5.300%, 05/22/24	4,870,000	4,860,173
5.370%, 05/21/24	4,900,000	4,891,949
		9,752,122
Federal Home Loan Mortgage Corporation (7.6%)
2.000%, 11/01/51	5,025,923	3,836,552
2.000%, 12/01/51	3,711,987	2,823,239
2.000%, 03/01/52 (b)	2,812,753	2,140,080
2.500%, 04/01/28	45,836	41,077
2.500%, 01/01/52	1,831,593	1,459,091
2.500%, 03/01/52	7,581,627	6,039,695
3.000%, 08/01/42	261,178	221,574
3.000%, 12/01/42	98,930	83,964
3.000%, 01/01/43	140,061	120,967
3.000%, 02/01/43	334,526	287,199
3.000%, 04/01/43	487,824	413,787
3.000%, 10/25/46	43,416	37,054
3.000%, 02/01/52	3,400,933	2,816,922
3.500%, 10/01/25	24,597	24,034
3.500%, 05/01/32	69,216	62,933
3.500%, 03/01/42	349,670	311,327
3.500%, 08/01/42	295,230	262,877
3.500%, 05/25/45	176,423	157,428
4.000%, 09/01/40	299,555	278,862
4.000%, 11/01/40	540,712	498,834
4.000%, 02/01/41	122,575	112,572
4.000%, 03/01/41	130,120	119,900
4.000%, 08/01/52	5,196,951	4,633,416
4.000%, 11/01/52	3,627,686	3,233,227
4.500%, 09/01/40	34,451	32,861
4.500%, 01/01/41	199,344	183,644
4.500%, 02/01/41	115,929	106,803
4.500%, 03/01/41	257,855	245,439
4.500%, 04/01/41	218,240	209,292
5.000%, 05/01/29	9,093	8,933
5.000%, 04/01/35	37,469	37,239
5.000%, 08/01/35	21,272	20,909
5.000%, 11/01/35	38,197	37,261
5.000%, 11/01/39	220,271	218,539
5.000%, 04/01/40	72,782	71,895
5.000%, 08/01/40	44,842	44,653
5.500%, 11/01/23	710	709
5.500%, 05/01/34	299,823	302,997
5.500%, 10/01/34	66,774	67,368
5.500%, 07/01/35	125,951	127,218
5.500%, 10/01/35	127,025	128,702
5.500%, 12/01/38	60,307	60,894

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

6.000%, 11/01/33	$132,265	$135,206
6.250%, 12/15/23	362	361
6.379%, 10/25/29 (30 day USD SOFR Average + 1.064%) (c)	296,947	288,360
6.500%, 09/01/32	14,242	14,745
6.500%, 11/01/32	12,648	13,622
6.500%, 06/01/36	85,047	84,016
7.000%, 12/01/37	22,759	23,663
		32,481,940
Federal National Mortgage Association (26.3%)
2.000%, 11/01/51	9,847,822	7,505,364
2.000%, 10/12/53, TBA (b)	10,075,000	7,657,000
2.500%, 03/01/27	62,056	57,110
2.500%, 11/01/27	108,899	99,828
2.500%, 03/01/28	82,664	76,055
2.500%, 07/01/28	113,641	104,558
2.500%, 12/01/51	2,514,205	2,013,900
2.500%, 03/01/52	2,637,264	2,096,201
2.500%, 04/01/52	4,401,447	3,512,338
2.500%, 10/13/52, TBA (b)	16,700,000	13,250,406
3.000%, 11/01/27	49,081	45,611
3.000%, 09/01/42	67,999	57,666
3.000%, 01/01/46	56,312	47,585
3.000%, 04/01/52	5,773,241	4,779,571
3.000%, 06/01/52	472,383	392,771
3.000%, 10/12/53, TBA (b)	18,900,000	15,627,937
3.500%, 11/01/25	31,415	29,780
3.500%, 01/01/26	38,557	36,555
3.500%, 12/01/32	68,879	62,710
3.500%, 11/01/40	240,365	209,299
3.500%, 01/01/41	260,207	230,551
3.500%, 02/01/41	313,550	278,072
3.500%, 04/01/41	169,108	147,484
3.500%, 11/01/41	914,890	800,113
3.500%, 12/01/41	182,030	160,885
3.500%, 05/01/42	94,507	82,446
3.500%, 01/01/43	217,090	192,459
3.500%, 02/01/43	258,956	231,019
3.500%, 05/01/43	836,149	742,062
3.500%, 10/12/53, TBA (b)	3,600,000	3,096,562
4.000%, 12/01/40	35,859	32,829
4.000%, 04/01/41	502,544	463,840
4.000%, 09/01/41	139,137	127,941
4.000%, 11/01/41	85,833	78,934
4.000%, 06/01/42	245,342	224,594
4.000%, 09/01/43	153,988	140,956
4.000%, 10/12/53, TBA (b)	3,050,000	2,715,930
4.500%, 04/01/25	3,766	3,733
4.500%, 05/25/34	537,000	515,823
4.500%, 05/01/35	79,090	76,550
4.500%, 07/01/35	191,248	180,556
4.500%, 09/01/37	70,223	66,277
4.500%, 06/01/39	78,411	74,927
4.500%, 04/01/41	642,657	613,265
4.500%, 07/01/41	438,866	414,730
4.500%, 07/01/47	181,966	171,789
4.500%, 08/01/52	5,833,619	5,361,871
4.500%, 10/13/52, TBA (b)	4,225,000	3,877,758
5.000%, 11/01/33	87,139	85,482
5.000%, 03/01/34	69,123	67,636
5.000%, 05/01/34	13,987	13,387
5.000%, 12/01/34	79,623	78,039
5.000%, 07/01/35	73,636	71,813
5.000%, 08/01/35	32,031	31,527
5.000%, 03/01/38	31,421	30,854
5.000%, 04/01/38	59,290	58,534
5.000%, 06/01/39	53,161	52,333
5.000%, 12/01/39	196,232	193,171
5.000%, 06/01/40	24,928	24,380
5.000%, 04/01/41	194,177	192,840

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

5.000%, 10/12/53, TBA (b)	$19,225,000	$18,137,586
5.500%, 02/01/24	737	715
5.500%, 04/01/33	305,241	308,435
5.500%, 05/01/33	4,107	4,124
5.500%, 12/01/33	30,551	30,870
5.500%, 01/01/34	58,816	59,061
5.500%, 02/01/34	58,440	58,997
5.500%, 03/01/34	105,552	106,767
5.500%, 04/01/34	51,869	52,085
5.500%, 05/01/34	1,687	1,708
5.500%, 09/01/34	75,516	76,307
5.500%, 10/01/34	22,557	22,772
5.500%, 01/01/35	34,176	34,527
5.500%, 02/01/35	121,074	122,396
5.500%, 04/01/35	79,148	79,888
5.500%, 06/01/35	3,532	3,547
5.500%, 08/01/35	59,821	60,070
5.500%, 10/01/35	126,208	127,689
5.500%, 11/01/35	27,035	27,175
5.500%, 09/01/36	54,235	54,454
5.500%, 12/01/39	31,857	32,122
5.500%, 10/12/53, TBA (b)	10,850,000	10,487,203
6.000%, 09/01/32	6,678	6,908
6.000%, 10/01/32	202,149	207,701
6.000%, 11/01/32	233,019	236,213
6.000%, 03/01/33	152,847	155,439
6.000%, 12/01/33	63,355	66,743
6.000%, 08/01/34	10,372	10,160
6.000%, 09/01/34	11,193	11,438
6.000%, 11/01/34	5,803	5,900
6.000%, 12/01/34	48,523	49,468
6.000%, 11/01/36	6,168	6,393
6.000%, 01/01/37	72,786	73,437
6.000%, 08/01/37	36,019	36,906
6.000%, 10/01/38	58,629	59,331
6.500%, 11/01/23	81	80
6.500%, 12/01/31	20,705	21,229
6.500%, 02/01/32	102,579	105,460
6.500%, 04/01/32	57,598	59,217
6.500%, 05/01/32	15,281	15,058
6.500%, 07/01/32	81,758	83,719
6.500%, 08/01/32	51,263	53,611
6.500%, 09/01/32	33,639	35,264
6.500%, 10/01/32	39,257	38,912
6.500%, 09/01/34	2,482	2,443
6.500%, 11/01/34	2,692	2,783
6.500%, 03/01/35	34,768	35,730
6.500%, 09/01/37	56,193	55,490
6.500%, 11/01/37	19,022	20,093
7.000%, 07/01/31	27,274	28,337
7.000%, 09/01/31	82,949	86,184
7.000%, 11/01/31	75,152	78,081
7.000%, 02/01/32	31,486	32,785
7.000%, 03/01/32	5,511	5,733
7.000%, 07/01/32	22,284	23,185
7.500%, 04/01/31	28,011	29,479
7.500%, 05/01/31	7,240	7,621
9.829%, 01/25/24 (30 day USD SOFR Average + 4.514%) (c)	28,165	28,433
9.879%, 01/25/29 (30 day USD SOFR Average + 4.564%) (c)	621,457	648,985
		111,978,644
Government National Mortgage Association (2.8%)
1.000%, 12/20/42	36,521	28,603
3.000%, 03/15/45	413,180	357,415
3.000%, 04/15/45	852,645	726,235
3.000%, 05/15/45	38,607	33,400
3.250%, 04/20/33	76,579	66,034
3.250%, 03/20/35	652,105	596,259
3.250%, 11/20/35	345,404	315,918
3.250%, 01/20/36	608,982	556,880

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

3.500%, 11/15/40	$46,469	$41,701
3.500%, 04/20/46	233,820	209,004
3.750%, 03/20/46	576,040	525,319
4.000%, 07/20/31	185,244	179,658
4.000%, 04/20/39	140,209	128,251
4.000%, 12/20/40	352,588	322,478
4.000%, 01/15/41	18,286	16,703
4.000%, 02/15/41	153,854	143,348
4.000%, 10/15/41	97,913	90,607
4.000%, 12/20/44	42,929	39,744
4.500%, 06/15/40	109,650	105,547
4.500%, 06/17/45 (c) (d)	113,125	—
4.500%, 10/23/53, TBA (b)	2,400,000	2,215,500
5.000%, 05/15/33	26,800	26,788
5.000%, 12/15/39	40,292	40,652
5.000%, 01/15/40	344,325	339,261
5.000%, 07/15/40	77,890	76,744
5.000%, 10/23/53, TBA (b)	1,125,000	1,066,113
5.500%, 07/15/38	91,541	89,592
5.500%, 10/15/38	126,716	123,559
5.500%, 10/23/53, TBA (b)	3,325,000	3,226,289
		11,687,602
U.S. Treasury (26.7%)
U.S. Treasury Bond
3.875%, 05/15/43	1,305,000	1,133,719
4.125%, 08/15/53	14,065,000	12,755,197
4.375%, 08/15/43	27,530,000	25,667,423
U.S. Treasury Inflation-Indexed Notes
1.250%, 04/15/28	3,042,973	2,894,153
1.375%, 07/15/33	3,474,334	3,214,302
U.S. Treasury Note
3.875%, 08/15/33	10,020,000	9,470,466
4.375%, 08/31/28	5,290,000	5,238,753
4.625%, 09/15/26	15,860,000	15,783,178
4.625%, 09/30/28	24,050,000	24,072,547
5.000%, 09/30/25	13,765,000	13,752,095
		113,981,833
Vendee Mortgage Trust (0.0%)
Vendee Mortgage Trust, Series 1995-1, Class 2, 7.793%, 02/15/25	1,686	1,686
Total government obligations (cost: $298,471,401)		282,913,587

Asset-Backed Securities (7.0%)
AGL CLO 12 Ltd., Series 2021-12A, Class B, 7.188%, 07/20/34 (3-Month USD TERM SOFR + 1.862%) (c) (e)	875,000	864,455
Allegro CLO VIII Ltd., Series 2018-2A, Class A, 6.670%, 07/15/31 (3-Month USD TERM SOFR + 1.362%) (c) (e)	1,150,000	1,145,960
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE1, Class M1, 5.727%, 02/25/34 (1-Month USD TERM SOFR + 1.089%) (c)	361,951	343,392
CarMax Auto Owner Trust, Series 2019-4, Class D, 2.800%, 04/15/26	1,400,000	1,390,175
Chase Funding Trust
Series 2002-3, Class 2A1, 6.074%, 08/25/32 (1-Month USD TERM SOFR + 0.754%) (c)	90,074	86,609
Series 2003-2, Class 2A2, 5.994%, 02/25/33 (1-Month USD TERM SOFR + 0.674%) (c)	103,922	101,289
CIFC Funding Ltd., Series 2022-3A, Class A, 6.744%, 04/21/35 (3-Month USD TERM SOFR + 1.410%) (c) (e)	1,250,000	1,238,139
Commonbond Student Loan Trust
Series 2017-AGS, Class C, 5.280%, 05/25/41 (e)	18,377	16,777
Series 2018-AGS, Class A1, 3.210%, 02/25/44 (e)	553,458	515,963
Series 2018-AGS, Class A2, 5.934%, 02/25/44 (1-Month USD TERM SOFR + 0.614%) (c) (e)	155,945	154,813
Series 2019-AGS, Class A1, 2.540%, 01/25/47 (e)	1,169,655	1,018,272
Series 2021-AGS, Class A, 1.200%, 03/25/52 (e)	491,052	403,962
Eaton Vance CLO Ltd., Series 2019-1A, Class AR, 6.670%, 04/15/31 (3-Month USD TERM SOFR + 1.362%) (c) (e)	1,000,000	993,474
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.730%, 07/15/26	1,530,840	1,499,170
FRTKL Group, Inc., Series 2021-SFR1, Class G, 4.105%, 09/17/38 (e)	1,250,000	1,057,210
Home Partners of America Trust, Series 2021-1, Class A, 1.698%, 09/17/41 (e)	1,602,999	1,350,303
HPS Loan Management Ltd.
Series 13A-18, Class A2, 7.020%, 10/15/30 (3-Month USD TERM SOFR + 1.712%) (c) (e)	1,000,000	990,438
Series 2021-16A, Class A1, 6.747%, 01/23/35 (3-Month USD TERM SOFR + 1.402%) (c) (e)	1,150,000	1,140,764
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-NC3, Class A2, 5.994%, 08/25/32 (1-Month USD TERM SOFR + 0.674%) (c)	105,841	105,130
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A, 1.310%, 01/15/69 (e)	666,433	602,024

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Series 2021-BA, Class A, 0.940%, 07/15/69 (e)	$1,427,241	$1,227,364
Series 2021-CA, Class A, 1.060%, 10/15/69 (e)	722,201	614,165
Series 2021-FA, Class A, 1.110%, 02/18/70 (e)	1,337,851	1,115,245
Series 2022-A, Class A, 2.230%, 07/15/70 (e)	1,404,636	1,212,886
Octagon 67 Ltd., Series 2023-1A, Class A1, 6.565%, 04/25/36 (3-Month USD TERM SOFR + 1.800%) (c) (e)	1,100,000	1,101,540
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, 7.220%, 07/15/36 (3-Month USD TERM SOFR + 1.912%) (c) (e)	1,125,000	1,100,126
Park Avenue Institutional Advisers CLO Ltd., Series 2021-1A, Class A1A, 6.978%, 01/20/34 (3-Month USD TERM SOFR + 1.652%) (c) (e)	675,000	672,765
Progress Residential Trust
Series 2021-SFR7, Class D, 2.341%, 08/17/40 (e)	1,525,000	1,208,377
Series 2021-SFR8, Class F, 3.181%, 10/17/38 (e)	2,000,000	1,704,027
Rockford Tower CLO Ltd., Series 2021-2A, Class B, 7.338%, 07/20/34 (3-Month USD TERM SOFR + 2.012%) (c) (e)	450,000	442,403
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/31 (e)	429,702	416,465
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D, 1.570%, 01/15/27 (e)	1,500,000	1,377,254
Saxon Asset Securities Trust, Series 2004-1, Class A, 2.018%, 03/25/35 (1-Month USD TERM SOFR + 0.654%) (c)	202,971	174,033
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 02/15/47 (e)	1,848,589	1,527,898
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/39 (e)	975,000	824,036
		29,736,903
Other Mortgage-Backed Securities (12.8%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (8.7%)
Agate Bay Mortgage Trust, Series 2015-1, Class B2, 3.656%, 01/25/45 (c) (e)	70,900	67,652
Bear Stearns Mortgage Securities, Inc., Series 1996-6, Class B2, 8.000%, 11/25/29	20,311	19,403
CIM Trust, Series 2023-R3, Class A1A, 4.500%, 01/25/63 (c) (e)	1,720,700	1,528,084
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.000%, 09/25/64 (c) (e)	106,321	101,171
Series 2021-INV1, Class A7A, 2.500%, 05/25/51 (c) (e)	1,836,230	1,549,968
CSMC Trust
Series 2013-6, Class B4, 3.365%, 08/25/43 (c) (e)	857,606	748,886
Series 2017-HL1, Class A12, 3.500%, 06/25/47 (c) (e)	876,564	749,562
Series 2020-RPL3, Class A1, 2.691%, 03/25/60 (c) (e)	1,959,835	1,918,065
Series 2020-RPL6, Class A1, 2.688%, 03/25/59 (c) (e)	2,036,058	1,983,442
FARM Mortgage Trust, Series 2021-1, Class A, 2.180%, 01/25/51 (c) (e)	1,515,314	1,191,662
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, 2.500%, 07/25/51 (c) (e)	2,341,219	1,936,993
Series 2021-6INV, Class A6, 2.500%, 08/25/51 (c) (e)	2,065,818	1,693,648
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class B4, 4.287%, 07/25/44 (c) (e)	2,110,021	2,005,011
JP Morgan Mortgage Trust
Series 2014-2, Class B1, 3.414%, 06/25/29 (c) (e)	85,169	74,247
Series 2016-3, Class B3, 3.279%, 10/25/46 (c) (e)	188,025	169,930
Series 2017-2, Class B4, 3.649%, 05/25/47 (c) (e)	2,744,921	2,218,654
Series 2021-13, Class A4, 2.500%, 04/25/52 (c) (e)	3,641,730	3,012,963
Series 2021-4, Class A5, 2.500%, 08/25/51 (c) (e)	2,400,000	1,454,470
JP Morgan Trust, Series 2015-6, Class B4, 3.522%, 10/25/45 (c) (e)	1,375,000	880,314
Luminent Mortgage Trust, Series 2005-1, Class A1, 5.954%, 11/25/35 (1-Month USD TERM SOFR + 0.634%) (c)	1,713,422	1,604,088
MRFC Mortgage Pass-Through Trust, Series 1998-2, Class B1, 6.750%, 06/25/28	2,431	2,404
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, 4.000%, 08/25/56 (c) (e)	796,978	774,078
Series 2017-3, Class M1, 4.000%, 07/25/56 (c)	829,274	812,142
Series 2021-3, Class TT, 2.000%, 03/25/61	1,147,158	990,285
Sequoia Mortgage Trust
Series 2013-8, Class B4, 3.481%, 06/25/43 (c)	441,116	315,703
Series 2015-1, Class B2, 3.920%, 01/25/45 (c) (e)	117,093	109,989
Series 2015-3, Class B1, 3.726%, 07/25/45 (c) (e)	185,244	172,360
Series 2015-4, Class B2, 3.129%, 11/25/30 (c) (e)	85,921	81,252
Series 2017-1, Class B3, 3.607%, 02/25/47 (c) (e)	972,653	712,094
Shellpoint Co-Originator Trust, Series 2017-1, Class B4, 3.602%, 04/25/47 (c) (e)	1,302,445	864,119
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, 1.127%, 06/25/56 (c) (e)	874,422	639,873
Series 2021-6, Class A1, 1.920%, 11/25/66 (c) (e)	1,395,583	1,086,879
Structured Asset Mortgage Investments, Inc.
Series 1998-2, Class B, 6.750%, 05/02/30 (c)	5,614	73
Series 1998-2, Class C, 6.750%, 05/02/30 (c)	3,636	47
Towd Point Mortgage Trust
Series 2015-2, Class 2M2, 4.527%, 11/25/57 (c) (e)	1,426,712	1,411,671
Series 2015-4, Class M2, 3.750%, 04/25/55 (c) (e)	1,700,674	1,669,980
Series 2018-4, Class A1, 3.000%, 06/25/58 (c) (e)	1,673,615	1,514,950

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

WinWater Mortgage Loan Trust, Series 2015-4, Class B3, 3.673%, 06/20/45 (c) (e)	$1,479,468	$1,304,067
		37,370,179
Commercial Mortgage-Backed Securities (4.1%)
BAMLL Commercial Mortgage Securities Trust, Series 2014-520M, Class A, 4.325%, 08/15/46 (c) (e)	1,350,000	981,382
BB-UBS Trust
Series 2012-SHOW, Class C, 4.160%, 11/05/36 (c) (e)	500,000	463,825
Series 2012-SHOW, Class D, 4.160%, 11/05/36 (c) (e)	500,000	456,885
BCAP LLC Trust, Series 2015-RR2, Class 25A3, 2.956%, 10/28/36 (c) (e)	722,116	715,804
BX Trust, Series 2022-PSB, Class D, 10.025%, 08/15/39 (1-Month USD TERM SOFR + 4.693%) (c) (e)	740,873	741,417
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	500,000	460,706
Citigroup Commercial Mortgage Trust, Series 2018-TBR, Class A, 6.403%, 12/15/36 (1-Month USD TERM SOFR + 1.069%) (c) (e)	4,000,000	3,939,902
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 03/15/50	1,000,000	914,326
UBS Commercial Mortgage Trust
Series 2017-C1, Class AS, 3.724%, 06/15/50	2,750,000	2,434,655
Series 2017-C6, Class A5, 3.580%, 12/15/50	3,500,000	3,077,914
Series 2017-C7, Class AS, 4.061%, 12/15/50 (c)	1,505,000	1,343,246
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A4, 3.637%, 06/15/48	1,905,000	1,813,806
		17,343,868
Total other mortgage-backed securities (cost: $63,112,523)		54,714,047

Corporate Obligations (24.5%)
Basic Materials (0.3%)
Chemicals (0.3%)
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (e)	1,340,000	1,004,946
3.468%, 12/01/50 (e)	100,000	58,262
4.375%, 06/01/47	135,000	90,760
SK Invictus Intermediate II Sarl, 5.000%, 10/30/29 (e) (f)	50,000	39,938
		1,193,906
Communications (1.4%)
Interactive Media & Services (0.0%)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.750%, 04/30/27 (e)	50,000	44,000

Media (0.8%)
Cable One, Inc., 4.000%, 11/15/30 (e)	162,000	123,930
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800%, 04/01/31	1,130,000	880,753
4.800%, 03/01/50	1,000,000	694,991
CSC Holdings LLC
5.375%, 02/01/28 (e)	200,000	162,500
5.750%, 01/15/30 (e)	200,000	112,000
6.500%, 02/01/29 (e)	614,000	508,853
7.500%, 04/01/28 (e)	50,000	33,125
Time Warner Cable LLC, 5.500%, 09/01/41	535,000	417,052
VZ Secured Financing BV, 5.000%, 01/15/32 (e) (f)	535,000	419,306
		3,352,510
Software (0.0%)
Meta Platforms, Inc., 5.600%, 05/15/53	120,000	113,145

Telecommunication (0.4%)
AT&T, Inc., 3.550%, 09/15/55	787,000	483,082
CommScope, Inc., 4.750%, 09/01/29 (e)	264,000	192,060
Crown Castle Towers LLC, 4.241%, 07/15/48 (e)	625,000	569,363
Frontier Communications Holdings LLC, 8.625%, 03/15/31 (e)	452,000	426,010
Intelsat Jackson Holdings SA, 6.500%, 03/15/30 (e) (f)	151,000	133,447
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (e)	161,000	119,341
		1,923,303
Wireless Telecommunication Services (0.2%)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.152%, 09/20/29 (e)	450,000	443,170
T-Mobile USA, Inc., 2.625%, 04/15/26	250,000	231,485
		674,655
Consumer Cyclical (0.7%)
Entertainment (0.5%)
Warnermedia Holdings, Inc.
5.050%, 03/15/42	1,000,000	771,794

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

5.141%, 03/15/52	$1,500,000	$1,118,628
		1,890,422
Retail (0.2%)
Alimentation Couche-Tard, Inc., 3.800%, 01/25/50 (e) (f)	500,000	325,420
Bausch & Lomb Escrow Corp., 8.375%, 10/01/28 (e) (f)	50,000	50,125
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/30 (e)	113,000	92,095
FirstCash, Inc., 5.625%, 01/01/30 (e)	254,000	228,600
Michaels Cos., Inc., 7.875%, 05/01/29 (e)	341,000	225,912
		922,152
Consumer, Non-cyclical (3.0%)
Agricultural Products (0.6%)
BAT Capital Corp.
2.726%, 03/25/31	750,000	579,383
4.540%, 08/15/47	1,000,000	687,527
Imperial Brands Finance PLC
3.875%, 07/26/29 (e) (f)	30,000	26,376
6.125%, 07/27/27 (e) (f)	470,000	467,923
Reynolds American, Inc., 5.850%, 08/15/45	1,000,000	829,799
		2,591,008
Beverages (0.0%)
Triton Water Holdings, Inc., 6.250%, 04/01/29 (e)	252,000	207,900

Biotechnology (0.1%)
Amgen, Inc.
4.875%, 03/01/53	400,000	335,340
5.250%, 03/02/33	225,000	215,221
5.650%, 03/02/53	110,000	102,898
		653,459
Commercial Services (0.1%)
Adtalem Global Education, Inc., 5.500%, 03/01/28 (e)	45,000	41,344
Upbound Group, Inc., 6.375%, 02/15/29 (e)	54,000	48,330
WASH Multifamily Acquisition, Inc., 5.750%, 04/15/26 (e)	236,000	219,480
		309,154
Food Products (0.6%)
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl, 6.750%, 03/15/34 (e) (f)	580,000	562,600
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.750%, 04/01/33 (f)	830,000	758,412
Pilgrim's Pride Corp.
3.500%, 03/01/32	1,320,000	1,018,050
6.250%, 07/01/33	60,000	56,475
		2,395,537
Health Care Providers & Services (0.9%)
HCA, Inc.,
3.625%, 03/15/32	2,138,000	1,762,200
3.500%, 09/01/30	650,000	551,688
IQVIA, Inc., 5.700%, 05/15/28 (e)	825,000	800,250
Kedrion SpA, 6.500%, 09/01/29 (e) (f)	375,000	317,249
ModivCare Escrow Issuer, Inc., 5.000%, 10/01/29 (e)	444,000	318,570
ModivCare, Inc., 5.875%, 11/15/25 (e)	100,000	94,750
		3,844,707
Household Products (0.0%)
Spectrum Brands, Inc., 5.500%, 07/15/30 (e)	132,000	121,110

IT Services (0.1%)
Global Payments, Inc.
5.400%, 08/15/32	225,000	211,162
5.950%, 08/15/52	293,000	263,458
		474,620
Pharmaceuticals (0.7%)
Bayer U.S. Finance II LLC
4.375%, 12/15/28 (e)	1,500,000	1,394,554
4.400%, 07/15/44 (e)	1,000,000	738,363
CVS Health Corp., 5.050%, 03/25/48	515,000	427,653
Grifols SA, 4.750%, 10/15/28 (e) (f)	386,000	330,030
		2,890,600

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Energy (1.6%)
Oil & Gas (0.2%)
Archrock Partners LP/Archrock Partners Finance Corp., 6.250%, 04/01/28 (e)	$50,000	$46,625
Ecopetrol SA, 8.875%, 01/13/33 (f)	40,000	39,000
KazMunayGas National Co. JSC, 5.375%, 04/24/30 (f)	500,000	455,750
QatarEnergy, 2.250%, 07/12/31 (f)	200,000	159,957
		701,332
Pipelines (1.4%)
Energy Transfer LP
5.000%, 05/15/50	93,000	72,862
6.850%, 02/15/40	1,850,000	1,774,022
Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/34 (e) (f)	443,550	369,032
NGPL PipeCo LLC, 3.250%, 07/15/31 (e)	1,000,000	791,192
Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/29	500,000	431,131
Rockies Express Pipeline LLC, 4.950%, 07/15/29 (e)	256,000	227,840
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,500,000	1,662,694
TransMontaigne Partners LP/TLP Finance Corp., 6.125%, 02/15/26	156,000	132,990
Venture Global Calcasieu Pass LLC
3.875%, 11/01/33 (e)	50,000	38,563
4.125%, 08/15/31 (e)	360,000	295,650
6.250%, 01/15/30 (e)	125,000	118,750
		5,914,726
Financial (13.0%)
Banks (9.5%)
ABN AMRO Bank NV, 2.470%, 12/13/29 (1 year CMT + 1.100%) (c) (e) (f)	500,000	411,891
Bank of America Corp.
2.496%, 02/13/31 (3-Month USD TERM SOFR + 1.252%) (c)	1,000,000	800,287
2.572%, 10/20/32 (SOFRRATE + 1.210%) (c)	685,000	528,302
3.194%, 07/23/30 (3-Month USD TERM SOFR + 1.442%) (c)	2,410,000	2,056,749
3.974%, 02/07/30 (3-Month USD TERM SOFR + 1.472%) (c)	1,630,000	1,470,293
Citigroup, Inc.
1.281%, 11/03/25 (SOFRRATE + 0.528%) (c)	2,625,000	2,479,945
2.520%, 11/03/32 (SOFRRATE + 1.177%) (c)	750,000	571,160
2.572%, 06/03/31 (SOFRRATE + 2.107%) (c)	1,000,000	797,924
3.057%, 01/25/33 (SOFRRATE + 1.351%) (c)	330,000	260,913
Goldman Sachs Group, Inc.
1.431%, 03/09/27 (SOFRRATE + 0.798%) (c)	300,000	265,817
2.383%, 07/21/32 (SOFRRATE + 1.248%) (c)	2,550,000	1,943,987
HSBC Holdings PLC
2.013%, 09/22/28 (SOFRRATE + 1.732%) (c) (f)	1,000,000	848,979
2.357%, 08/18/31 (SOFRRATE + 1.947%) (c) (f)	1,770,000	1,362,256
2.804%, 05/24/32 (SOFRRATE + 1.187%) (c) (f)	625,000	484,233
JPMorgan Chase & Co.
0.969%, 06/23/25 (3-Month USD TERM SOFR + 0.580%) (c)	1,000,000	959,956
1.040%, 02/04/27 (3-Month USD TERM SOFR + 0.695%) (c)	2,500,000	2,222,922
1.470%, 09/22/27 (SOFRRATE + 0.765%) (c)	910,000	792,848
2.580%, 04/22/32 (3-Month USD TERM SOFR + 1.250%) (c)	865,000	685,527
Lloyds Banking Group PLC
1.627%, 05/11/27 (1 year CMT + 0.850%) (c) (f)	500,000	443,405
3.574%, 11/07/28 (3-Month USD LIBOR + 1.205%) (c) (f)	1,000,000	894,253
4.976%, 08/11/33 (1 year CMT + 2.300%) (c) (f)	495,000	440,195
Macquarie Group Ltd., 2.691%, 06/23/32 (SOFRRATE + 1.440%) (c) (e) (f)	2,075,000	1,577,452
Morgan Stanley
1.164%, 10/21/25 (SOFRRATE + 0.560%) (c)	800,000	753,265
1.928%, 04/28/32 (SOFRRATE + 1.020%) (c)	1,354,000	1,007,147
NatWest Group PLC, 4.269%, 03/22/25 (3-Month USD LIBOR + 1.762%) (c) (f)	255,000	252,204
PNC Financial Services Group, Inc., 5.068%, 01/24/34 (SOFRRATE + 1.933%) (c)	600,000	544,599
Santander UK Group Holdings PLC
1.089%, 03/15/25 (SOFRRATE + 0.787%) (c) (f)	540,000	525,097
2.469%, 01/11/28 (SOFRRATE + 1.220%) (c) (f)	2,000,000	1,739,080
U.S. Bancorp
3.000%, 07/30/29	765,000	640,423
4.839%, 02/01/34 (SOFRRATE + 1.600%) (c)	320,000	282,749
Series J, 5.300%, 04/15/27 (3-Month USD TERM SOFR + 3.176%) (c)	800,000	666,000
5.836%, 06/12/34 (SOFRRATE + 2.260%) (c)	255,000	241,410
5.850%, 10/21/33 (SOFRRATE + 2.090%) (c)	210,000	198,828
UBS Group AG
2.593%, 09/11/25 (SOFRRATE + 1.560%) (c) (e) (f)	555,000	534,224

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

3.091%, 05/14/32 (SOFRRATE + 1.730%) (c) (e) (f)	$3,795,000	$2,996,634
6.373%, 07/15/26 (SOFRRATE + 3.340%) (c) (e) (f)	445,000	443,016
9.016%, 11/15/33 (SOFRRATE + 5.020%) (c) (e) (f)	1,705,000	1,970,245
Wells Fargo & Co.
2.393%, 06/02/28 (SOFRRATE + 2.100%) (c)	3,730,000	3,273,620
2.879%, 10/30/30 (3-Month USD TERM SOFR + 1.432%) (c)	1,000,000	835,819
3.000%, 10/23/26	1,100,000	1,009,308
4.897%, 07/25/33 (SOFRRATE + 2.100%) (c)	195,000	175,793
		40,388,755
Financial Services (0.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 01/30/32 (f)	1,500,000	1,189,536
Air Lease Corp., 3.250%, 10/01/29	1,500,000	1,273,708
Avolon Holdings Funding Ltd., 2.528%, 11/18/27 (e)	1,500,000	1,265,850
GGAM Finance Ltd., 8.000%, 06/15/28 (e)	221,000	219,619
Helios Leasing I LLC, 1.825%, 05/16/25	24,004	23,217
Jane Street Group/JSG Finance, Inc., 4.500%, 11/15/29 (e)	150,000	128,438
		4,100,368
Insurance (0.9%)
Acrisure LLC/Acrisure Finance, Inc., 7.000%, 11/15/25 (e)	48,000	46,440
Athene Global Funding, 1.985%, 08/19/28 (e)	1,000,000	810,933
Farmers Insurance Exchange, 4.747%, 11/01/57 (3-Month USD LIBOR + 3.231%) (c) (e)	500,000	369,924
Metropolitan Life Global Funding I, 5.150%, 03/28/33 (e)	290,000	274,821
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (e)	2,125,000	1,616,198
Willis North America, Inc., 5.350%, 05/15/33	670,000	627,288
		3,745,604
Investment Companies (0.1%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250%, 05/15/27	206,000	180,765
6.250%, 05/15/26	150,000	139,313
		320,078
Real Estate Investment Trust — Health Care (0.2%)
Healthcare Realty Holdings LP, 3.100%, 02/15/30	1,000,000	831,966

Real Estate Investment Trust — Office Property (0.1%)
Hudson Pacific Properties LP
3.250%, 01/15/30	705,000	472,320
3.950%, 11/01/27	65,000	51,116
4.650%, 04/01/29	110,000	83,600
5.950%, 02/15/28	25,000	20,812
		627,848
Residential REITs (0.1%)
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	60,000	44,435
2.700%, 01/15/34	460,000	335,865
		380,300
Savings and Loans (0.1%)
Nationwide Building Society, 2.972%, 02/16/28 (SOFRRATE + 1.290%) (c) (e) (f)	500,000	446,750

Specialized REITs (1.1%)
American Tower Corp.
2.700%, 04/15/31	920,000	731,177
5.550%, 07/15/33	565,000	536,783
Extra Space Storage LP
2.400%, 10/15/31	70,000	53,618
2.550%, 06/01/31	575,000	448,438
GLP Capital LP/GLP Financing II, Inc.
3.250%, 01/15/32	7,000	5,395
4.000%, 01/15/30	465,000	394,634
5.300%, 01/15/29	1,000,000	927,128
VICI Properties LP
4.950%, 02/15/30	10,000	9,219
5.125%, 05/15/32	54,000	48,516
5.625%, 05/15/52	70,000	58,643
VICI Properties LP/VICI Note Co., Inc.
3.750%, 02/15/27 (e)	20,000	18,193
3.875%, 02/15/29 (e)	1,470,000	1,278,900
4.125%, 08/15/30 (e)	17,000	14,450

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

4.500%, 01/15/28 (e)	$17,000	$15,470
		4,540,564
Health Care (1.0%)
Health Care Providers & Services (0.9%)
Centene Corp.
3.000%, 10/15/30	1,087,000	879,111
4.250%, 12/15/27	715,000	657,800
CommonSpirit Health, 4.350%, 11/01/42	405,000	328,777
New York & Presbyterian Hospital, 2.256%, 08/01/40	1,175,000	717,886
Sinai Health System, 3.034%, 01/20/36	1,080,000	938,074
		3,521,648
Pharmaceuticals (0.0%)
1375209 BC Ltd., 9.000%, 01/30/28 (e) (f)	40,000	39,600

Industrials (0.4%)
Construction & Engineering (0.0%)
Artera Services LLC, 9.033%, 12/04/25 (e)	162,000	149,445

Containers & Packaging (0.3%)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 08/15/27 (e) (f)	446,000	370,180
Berry Global, Inc., 5.500%, 04/15/28 (e)	1,000,000	963,750
		1,333,930
Environmental Control (0.1%)
Waste Pro USA, Inc., 5.500%, 02/15/26 (e)	354,000	330,990

Machinery (0.0%)
OT Merger Corp., 7.875%, 10/15/29 (e)	126,000	78,120

Information Technology (0.4%)
Software (0.4%)
Open Text Corp., 6.900%, 12/01/27 (e) (f)	85,000	85,213
Oracle Corp.
3.600%, 04/01/50	1,000,000	645,375
3.850%, 07/15/36	500,000	395,150
3.950%, 03/25/51	600,000	409,519
6.500%, 04/15/38	160,000	160,894
6.900%, 11/09/52	105,000	107,772
		1,803,923
Technology (0.1%)
Semiconductor Equipment (0.1%)
Broadcom, Inc., 3.419%, 04/15/33 (e)	500,000	398,175

Transport-Services (0.2%)
Passenger Airlines (0.2%)
JetBlue Pass Through Trust, Series 2020-1, Class A, 4.000%, 05/15/34	719,311	648,023

Utilities (2.4%)
Electric Utilities (1.5%)
Arizona Public Service Co., 5.550%, 08/01/33	465,000	450,830
Duke Energy Carolinas LLC, 4.250%, 12/15/41	1,280,000	1,028,792
Entergy Mississippi LLC, 3.250%, 12/01/27	500,000	449,594
Eversource Energy, Series N, 3.800%, 12/01/23	950,000	946,625
FirstEnergy Corp., 2.650%, 03/01/30	266,000	216,540
FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	2,000,000	1,765,996
MidAmerican Energy Co., 4.250%, 07/15/49	1,750,000	1,371,365
Niagara Mohawk Power Corp., 4.278%, 10/01/34 (e)	490,000	410,142
		6,639,884
Gas Utilities (0.9%)
East Ohio Gas Co., 1.300%, 06/15/25 (e)	1,380,000	1,279,124
Piedmont Natural Gas Co., Inc., 3.350%, 06/01/50	1,410,000	877,477
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	1,105,000	1,063,146

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

4.400%, 05/30/47	$775,000	$591,291
		3,811,038
Total corporate obligations (cost: $114,642,139)		104,355,255

Bank Loans (1.8%)
1011778 BC ULC, 2023 Term Loan B5, 7.566%, 09/12/30 (1-Month USD TERM SOFR + 2.250%) (c) (e)	59,271	59,074
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 9.181%, 10/01/25 (1-Month USD TERM SOFR + 3.750%) (c) (e)	9,681	9,229
Acrisure LLC, 2020 Term Loan B, 8.931%, 02/15/27 (1-Month USD LIBOR + 3.500%) (c) (e)	246,803	242,947
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 9.084%, 07/31/28 (1-Month USD LIBOR + 3.750%) (c) (e)	246,875	244,098
Amentum Government Services Holdings LLC, Term Loan B, 9.431%, 01/29/27 (1-Month USD TERM SOFR + 4.000%) (c) (e)	246,811	244,446
American Airlines, Inc., 2021 Term Loan, 10.338%, 04/20/28 (3-Month USD TERM SOFR + 4.750%) (c) (e)	27,929	28,746
Arches Buyer, Inc., 2021 Term Loan B, 8.666%, 12/06/27 (1-Month USD TERM SOFR + 3.250%) (c) (e)	37,658	36,784
Asurion LLC, 2022 Term Loan B10, 9.416%, 08/19/28 (1-Month USD TERM SOFR + 4.000%) (c) (e)	247,500	239,642
Bausch & Lomb Corp.
Term Loan, 8.755%, 09/14/28 (b) (c) (e)	57,177	56,391
Term Loan, 8.755%, 05/10/27 (3-Month USD TERM SOFR + 3.250%) (c) (e)	39,818	38,602
CDK Global, Inc., 2022 USD Term Loan B, 9.640%, 07/06/29 (3-Month USD TERM SOFR + 4.250%) (c) (e)	63,590	63,557
Chemours Co., 2023 USD Term Loan B, 8.816%, 08/18/28 (1-Month USD TERM SOFR + 2.50%) (c) (e)	139,351	138,364
City Brewing Co. LLC, Closing Date Term Loan, 9.070%, 04/05/28 (3-Month USD TERM SOFR + 3.500%) (c) (e)	48,745	31,879
Corporation Service Co., Term Loan B, 8.666%, 11/02/29 (1-Month USD TERM SOFR + 3.250%) (c) (e)	238,125	237,827
CSC Holdings LLC, 2019 Term Loan B5, 7.947%, 04/15/27 (1-Month USD TERM SOFR + 2.500%) (c) (e)	63,636	57,471
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 9.140%, 04/09/27 (3-Month USD TERM SOFR + 3.750%) (c) (e)	21,226	20,717
DirecTV Financing LLC, Term Loan, 10.431%, 08/02/27 (1-Month USD TERM SOFR + 5.000%) (c) (e)	161,442	157,424
EagleView Technology Corp., 2018 Add On Term Loan B, 9.153%, 08/14/25 (3-Month USD TERM SOFR + 3.500%) (b) (c) (e)	7,099	6,693
Entegris, Inc., 2023 Term Loan B, 7.816%, 07/06/29 (1-Month USD TERM SOFR + 2.500%, 3-Month USD TERM SOFR + 2.500%) (c) (e)	10,959	10,959
Fertitta Entertainment LLC, 2022 Term Loan B, 9.316%, 01/27/29 (1-Month USD TERM SOFR + 4.000%) (c) (e)	246,867	244,118
Filtration Group Corp., 2023 USD Term Loan, 9.681%, 10/21/28 (1-Month USD TERM SOFR + 4.250%) (c) (e)	30,150	30,125
Formula One Holdings Ltd., Term Loan B, 8.316%, 01/15/30 (1-Month USD TERM SOFR + 3.000%) (c) (e)	8,453	8,443
Frontier Communications Corp., 2021 1st Lien Term Loan, 9.181%, 10/08/27 (1-Month USD TERM SOFR + 3.750%) (c) (e)	33,970	32,922
Gainwell Acquisition Corp., Term Loan B, 9.490%, 10/01/27 (3-Month USD TERM SOFR + 4.000%) (c) (e)	246,827	240,348
Genesee & Wyoming, Inc., Term Loan, 7.490%, 12/30/26 (3-Month USD TERM SOFR + 2.000%) (c) (e)	18,729	18,699
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 7.416%, 11/15/27 (1-Month USD TERM SOFR + 2.000%) (c) (e)	50,000	49,098
GTCR W Merger Sub LLC, Term Loan, 11.402%, 09/20/30 (3-Month USD TERM SOFR + 6.000%) (b) (c) (e)	93,257	93,184
H Food Holdings LLC, 2018 Term Loan B, 9.269%, 05/23/25 (3-Month USD LIBOR + 3.687%) (c) (e)	17,363	15,132
Hilton Domestic Operating Co., Inc., 2019 Term Loan B2, 7.170%, 06/22/26 (1-Month USD TERM SOFR + 1.750%) (c) (e)	17,955	17,936
Hostess Brands LLC, 2023 Term Loan B, 7.890%, 06/28/30 (3-Month USD TERM SOFR + 2.500%) (c) (e)	106,476	106,498
ICON Luxembourg SARL, LUX Term Loan, 7.902%, 07/03/28 (3-Month USD TERM SOFR + 2.250%) (c) (e)	55,815	55,776
II-VI, Inc., 2022 Term Loan B, 8.181%, 07/02/29 (1-Month USD TERM SOFR + 2.750%) (c) (e)	244,513	243,841
IQVIA, Inc., 2018 USD Term Loan B3, 7.402%, 06/11/25 (3-Month USD TERM SOFR + 1.750%) (c) (e)	70,364	70,435
Jazz Financing Lux SARL, USD Term Loan, 8.931%, 05/05/28 (1-Month USD TERM SOFR + 3.500%) (c) (e)	222,406	222,251
KFC Holding Co., 2021 Term Loan B, 7.195%, 03/15/28 (1-Month USD TERM SOFR + 1.750%) (c) (e)	59,117	59,043
Medline Borrower LP, USD Term Loan B, 8.681%, 10/23/28 (1-Month USD Term SOFR + 3.250%) (c) (e)	107,724	107,394
MH Sub I LLC, 2023 Term Loan, 9.566%, 05/03/28 (1-Month USD TERM SOFR + 4.250%) (c) (e)	44,270	42,766
Naked Juice LLC
2nd Lien Term Loan, 11.490%, 01/24/30 (3-Month USD TERM SOFR + 6.000%) (c) (e)	38,193	30,854
Term Loan, 8.740%, 01/24/29 (3-Month USD TERM SOFR + 3.250%) (c) (e)	247,494	234,717
NortonLifeLock, Inc., 2021 Term Loan A, 6.916%, 09/10/27 (1-Month USD TERM SOFR + 1.750%) (c) (e)	138,707	137,320
Open Text Corp.
2023 Term Loan B, 8.166%, 01/31/30 (1-Month USD TERM SOFR + 2.750%) (c) (e)	72,495	72,434
Term Loan B, 7.166%, 05/30/25 (1-Month USD TERM SOFR + 1.750%) (c) (e)	35,385	35,376
Oracle Corp., Term Loan A1, 7.020%, 08/16/27 (1-Month USD TERM SOFR + 1.600%) (c) (e)	263,318	261,673
Organon & Co., USD Term Loan, 8.442%, 06/02/28 (1-Month USD TERM SOFR + 3.000%) (c) (e)	455,626	454,487
Patriot Container Corp., 2018 1st Lien Term Loan, 9.166%, 03/20/25 (1-Month USD TERM SOFR + 3.750%) (b) (c) (e)	18,478	17,477
Peraton Corp., Term Loan B, 9.166%, 02/01/28 (1-Month USD TERM SOFR + 3.750%) (c) (e)	155,671	155,055
Playtika Holding Corp., 2021 Term Loan, 8.181%, 03/13/28 (1-Month USD TERM SOFR + 2.750%) (c) (e)	633	633
PRA Health Sciences, Inc., US Term Loan, 7.902%, 07/03/28 (3-Month USD TERM SOFR + 2.250%) (c) (e)	13,906	13,897
Pre-Paid Legal Services, Inc., 2021 Term Loan, 8.931%, 12/15/28 (1-Month USD TERM SOFR + 3.750%) (c) (e)	246,867	244,090
Prime Security Services Borrower LLC, 2021 Term Loan, 8.192%, 03/14/28 (1-Month USD TERM SOFR + 2.750%) (b) (c) (e)	50,000	49,312
Proofpoint, Inc., 1st Lien Term Loan, 8.681%, 08/31/28 (1-Month USD TERM SOFR + 3.250%) (c) (e)	246,859	244,541

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

RealPage, Inc., 1st Lien Term Loan, 8.431%, 04/24/28 (1-Month USD TERM SOFR + 3.000%) (c) (e)	$21,723	$21,448
Renaissance Holding Corp., 2023 Refi Term Loan, 10.066%, 04/05/30 (3-Month USD TERM SOFR + 4.750%) (c) (e)	56,770	56,262
SBA Senior Finance II LLC, 2018 Term Loan B, 7.170%, 04/11/25 (1-Month USD TERM SOFR + 1.750%) (c) (e)	345,123	344,908
Scientific Games International, Inc., 2022 USD Term Loan, 8.434%, 04/14/29 (1-Month USD TERM SOFR + 3.000%) (c) (e)	246,875	246,335
Spin Holdco, Inc., 2021 Term Loan, 9.664%, 03/04/28 (3-Month USD TERM SOFR + 4.000%) (c) (e)	246,835	212,278
Star Parent, Inc., 2023 Term Loan B, 9.347%, 09/19/30 (3-Month USD TERM SOFR + 4.000%) (b) (c) (e)	45,732	44,649
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 9.240%, 10/01/26 (3-Month USD TERM SOFR + 3.750%) (c) (e)	246,835	246,356
TransDigm, Inc., 2023 Term Loan I, 8.640%, 08/24/28 (3-Month USD TERM SOFR + 3.250%) (c) (e)	111,401	111,352
TruGreen LP, 2020 Term Loan, 9.416%, 11/02/27 (1-Month USD TERM SOFR + 8.500%) (c) (e)	246,827	234,486
United Airlines, Inc., 2021 Term Loan B, 8.181%, 04/21/28 (1-Month USD TERM SOFR + 3.750%) (c) (e)	196,461	197,131
Whatabrands LLC, 2021 Term Loan B, 8.431%, 08/03/28 (1-Month USD TERM SOFR + 3.250%) (c) (e)	246,859	245,694
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 8.181%, 05/18/25 (1-Month USD TERM SOFR + 2.750%) (c) (e)	40,595	40,504
Zayo Group Holdings, Inc., USD Term Loan, 8.431%, 03/09/27 (1-Month USD TERM SOFR + 3.000%) (c) (e)	300,000	243,170
Total Bank Loans (cost: $7,717,544)		7,779,298

Foreign Bonds (0.7%)
Brazilian Government International Bond, 3.875%, 06/12/30 (f)	200,000	174,021
Colombia Government International Bond, 3.000%, 01/30/30 (f)	300,000	230,000
Dominican Republic International Bond, 4.875%, 09/23/32 (f)	150,000	122,813
Hungary Government International Bond, 2.125%, 09/22/31 (f)	250,000	183,824
Mexico Government International Bond, 2.659%, 05/24/31 (f)	600,000	470,872
Panama Government International Bond, 2.252%, 09/29/32 (f)	500,000	365,000
Perusahaan Penerbit SBSN Indonesia III, 2.800%, 06/23/30 (e) (f)	500,000	422,475
Peruvian Government International Bond, 2.844%, 06/20/30 (f)	300,000	252,123
Republic of Poland Government International Bond, 5.750%, 11/16/32 (f)	22,000	22,021
Republic of South Africa Government International Bond
4.850%, 09/30/29 (f)	200,000	170,750
5.875%, 06/22/30 (f)	200,000	176,500
Romanian Government International Bond, 3.000%, 02/14/31 (f)	300,000	240,717
Total Foreign Bonds (cost: $2,962,081)		2,831,116
Total long-term debt securities (cost: $518,867,841)		482,330,206

Shares
Short-Term Securities (15.3%)
Investment Companies (10.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.290%	44,160,069	44,160,069

	Principal
U.S. Government Agencies and Obligations (4.9%)
U.S. Treasury Bill
5.222%, 11/07/23	10,505,000	10,449,481
5.276%, 11/14/23	813,000	807,863
5.338%, 11/21/23	8,845,000	8,779,707
5.378%, 11/28/23	1,165,000	1,155,177
Total U.S. Government Agencies and Obligations (cost: $21,190,273)		21,192,228
Total short-term securities (cost: $65,350,342)		65,352,297
Total investments in securities (cost: $584,218,138) (g)		547,682,503
Liabilities in excess of cash and other assets (-28.5%)		(121,329,372)
Total net assets (100.0%)		$426,353,131

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Investments in Securities Legend

(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Security is issued on a when-issued or forward commitment basis. As of September 30, 2023 the total cost of investments issued on a when-issued or forward commitment basis was $92,137,973.
(c)	Variable rate security.
(d)	Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.
(e)	Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(f)	Foreign security: The Fund held 5.7% of net assets in foreign securities at September 30, 2023.
(g)	At September 30, 2023 the cost of investments for federal income tax purposes was $584,363,256. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$1,104,906
Gross unrealized depreciation	(38,139,559)
Net unrealized depreciation	$(37,034,653)

Holdings of Open Futures Contracts

On September 30, 2023, $1,154,000 in cash have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation) (a)
2 Year U.S. Treasury Note	December 2023	357	Long	$72,592,900	$72,367,805	$(225,095)
5 Year U.S. Treasury Note	December 2023	98	Long	10,400,832	10,325,219	(75,613)
10 Year U.S. Ultra	December 2023	2	Long	230,183	223,125	(7,058)
U.S. Ultra Bond	December 2023	7	Long	876,946	830,812	(46,134)
					$83,746,961	$(353,900)

See accompanying notes to investments in securities.

SFT Delaware IvySM Growth Fund

Investments in Securities

September 30, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (100.0%)
Communication Services (9.0%)
Entertainment (2.1%)
Electronic Arts, Inc.	94,123	$11,332,409

Interactive Media & Services (6.9%)
Alphabet, Inc. Class A (b)	242,410	31,721,773
Alphabet, Inc. Class C (b)	40,290	5,312,236
		37,034,009
Consumer Discretionary (12.3%)
Automobiles (2.1%)
Ferrari NV (c)	39,435	11,654,620

Broadline Retail (5.9%)
Amazon.com, Inc. (b)	249,590	31,727,881

Hotels, Restaurants & Leisure (1.4%)
Booking Holdings, Inc. (b)	2,384	7,352,137

Specialty Retail (0.5%)
Home Depot, Inc.	8,707	2,630,907

Textiles, Apparel & Luxury Goods (2.4%)
LVMH Moet Hennessy Louis Vuitton SE ADR (c)	55,916	8,449,467
NIKE, Inc. Class B	45,456	4,346,502
		12,795,969
Consumer Staples (2.5%)
Beverages (2.5%)
Coca-Cola Co.	237,340	13,286,293

Financial (11.0%)
Capital Markets (5.0%)
Intercontinental Exchange, Inc.	133,568	14,695,152
S&P Global, Inc.	33,886	12,382,283
		27,077,435
Financial Services (6.0%)
Visa, Inc. Class A	139,534	32,094,215

Health Care (12.3%)
Health Care Equipment & Supplies (3.0%)
Cooper Cos., Inc.	25,994	8,266,352
Intuitive Surgical, Inc. (b)	27,519	8,043,528
		16,309,880
Health Care Providers & Services (4.1%)
UnitedHealth Group, Inc.	43,837	22,102,177

Health Care Technology (1.2%)
Veeva Systems, Inc. Class A (b)	30,770	6,260,156

Life Sciences Tools & Services (3.0%)
Danaher Corp.	65,056	16,140,394

Pharmaceuticals (1.0%)
Zoetis, Inc.	31,715	5,517,776

Industrials (9.6%)
Commercial Services & Supplies (2.0%)
Waste Connections, Inc. (c)	82,146	11,032,208

Ground Transportation (1.9%)
JB Hunt Transport Services, Inc.	48,742	9,188,842
Union Pacific Corp.	4,811	979,664
		10,168,506
Professional Services (5.7%)
Broadridge Financial Solutions, Inc.	57,805	10,349,985
Equifax, Inc.	51,397	9,414,903

See accompanying notes to investments in securities.

SFT Delaware IvySM Growth Fund

Investments in Securities – continued

TransUnion	74,692	$5,362,139
Verisk Analytics, Inc.	22,735	5,370,916
		30,497,943
Information Technology (39.9%)
Communications Equipment (3.2%)
Motorola Solutions, Inc.	64,374	17,525,178

IT Services (4.1%)
VeriSign, Inc. (b)	108,322	21,938,455

Semiconductors & Semiconductor Equipment (4.9%)
NVIDIA Corp.	60,119	26,151,164

Software (20.4%)
Adobe, Inc. (b)	18,846	9,609,575
Autodesk, Inc. (b)	29,146	6,030,599
Intuit, Inc.	29,759	15,205,063
Microsoft Corp.	225,569	71,223,412
Salesforce, Inc. (b)	39,859	8,082,608
		110,151,257
Technology Hardware Storage & Peripherals (7.3%)
Apple, Inc.	229,771	39,339,093

Real Estate (3.4%)
Real Estate Management & Development (3.4%)
CoStar Group, Inc. (b)	239,971	18,451,370
Total common stocks (cost: $328,215,646)		538,571,432

Short-Term Securities (0.1%)
Investment Companies (0.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.290%	672,339	672,339
Total short-term securities (cost: $672,339)		672,339
Total investments in securities (cost: $328,887,985) (d)		539,243,771
Liabilities in excess of cash and other assets (-0.1%)		(593,044)
Total net assets (100.0%)		$538,650,727

Investments in Securities Legend

(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 5.8% of net assets in foreign securities at September 30, 2023.
(d)	At September 30, 2023 the cost of investments for federal income tax purposes was $329,480,507. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$216,672,035
Gross unrealized depreciation	(6,908,771)
Net unrealized appreciation	$209,763,264

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund

Investments in Securities

September 30, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.7%)
Communication Services (1.4%)
Diversified Telecommunication Services (1.4%)
Iridium Communications, Inc. (a)	43,280	$1,968,807

Consumer Discretionary (13.5%)
Automobile Components (1.9%)
Fox Factory Holding Corp. (b)	5,000	495,400
Visteon Corp. (b)	15,551	2,147,127
		2,642,527
Entertainment (1.5%)
IMAX Corp. (b) (c)	109,196	2,109,667

Hotels, Restaurants & Leisure (6.6%)
First Watch Restaurant Group, Inc. (b)	65,483	1,132,201
Light & Wonder, Inc. (b)	22,039	1,572,042
Red Rock Resorts, Inc. Class A	67,373	2,762,293
Texas Roadhouse, Inc.	21,164	2,033,860
Wingstop, Inc.	10,758	1,934,719
		9,435,115
Household Durables (1.2%)
Meritage Homes Corp.	14,439	1,767,189

Specialty Retail (2.3%)
Abercrombie & Fitch Co. - Class A (b)	19,557	1,102,428
Boot Barn Holdings, Inc. (b)	26,584	2,158,355
		3,260,783
Consumer Staples (3.6%)
Beverages (1.3%)
MGP Ingredients, Inc.	17,834	1,881,130

Personal Products (2.3%)
BellRing Brands, Inc. (b)	44,860	1,849,578
elf Beauty, Inc. (b)	13,137	1,442,837
		3,292,415
Energy (5.1%)
Energy Equipment & Services (4.3%)
Cactus, Inc. Class A	47,259	2,372,874
Weatherford International PLC (b) (c)	42,100	3,802,893
		6,175,767
Oil, Gas & Consumable Fuels (0.8%)
SM Energy Co.	26,723	1,059,567

Financial (8.4%)
Capital Markets (1.9%)
Houlihan Lokey, Inc.	24,770	2,653,362

Commercial Banks (0.7%)
Seacoast Banking Corp. of Florida	48,011	1,054,322

Financial Services (3.1%)
Flywire Corp. (b)	94,275	3,006,430
Shift4 Payments, Inc. Class A (b)	25,766	1,426,663
		4,433,093
Insurance (2.7%)
Kinsale Capital Group, Inc.	9,244	3,828,218

Health Care (20.6%)
Biotechnology (4.5%)
Halozyme Therapeutics, Inc. (b)	49,286	1,882,725
Insmed, Inc. (b)	72,867	1,839,892

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund

Investments in Securities – continued

Vericel Corp. (b)	78,240	$2,622,605
		6,345,222
Health Care Equipment & Supplies (4.3%)
Axonics, Inc. (b)	31,533	1,769,632
Inmode Ltd. (b) (c)	82,326	2,507,650
TransMedics Group, Inc. (b)	34,248	1,875,078
		6,152,360
Health Care Providers & Services (7.4%)
Acadia Healthcare Co., Inc. (b)	29,496	2,073,864
HealthEquity, Inc. (b)	12,223	892,890
Option Care Health, Inc. (b)	63,645	2,058,916
Progyny, Inc. (b)	98,764	3,359,951
R1 RCM, Inc. (b)	135,256	2,038,308
		10,423,929
Health Care Technology (1.4%)
Evolent Health, Inc. Class A (b)	72,495	1,974,039

Life Sciences Tools & Services (0.7%)
CryoPort, Inc. (b)	75,707	1,037,943

Pharmaceuticals (2.3%)
Harmony Biosciences Holdings, Inc. (b)	63,867	2,092,921
Pacira BioSciences, Inc. (b)	38,429	1,179,002
		3,271,923
Industrials (21.0%)
Commercial Services & Supplies (3.4%)
Casella Waste Systems, Inc. Class A (b)	16,845	1,285,274
Clean Harbors, Inc. (b)	20,634	3,453,306
		4,738,580
Electrical Equipment (1.7%)
EnerSys	25,741	2,436,900

Machinery (2.9%)
Chart Industries, Inc. (b)	8,566	1,448,682
Federal Signal Corp.	45,156	2,697,168
		4,145,850
Marine Transportation (1.7%)
Kirby Corp. (b)	29,381	2,432,747
Professional Services (7.7%)
CBIZ, Inc. (b)	65,948	3,422,701
Legalzoom.com, Inc. (b)	67,089	733,953
Parsons Corp. (b)	71,542	3,888,308
Paycor HCM, Inc. (b)	128,096	2,924,432
		10,969,394
Trading Companies & Distributors (3.6%)
Herc Holdings, Inc.	18,047	2,146,510
SiteOne Landscape Supply, Inc. (b)	18,212	2,976,752
		5,123,262
Information Technology (23.1%)
Communications Equipment (1.3%)
Calix, Inc. (b)	40,585	1,860,416

Computer Peripherals (1.6%)
Super Micro Computer, Inc. (b)	8,161	2,237,909

Electronic Equipment, Instruments & Components (2.8%)
Advanced Energy Industries, Inc.	14,207	1,465,026
Belden, Inc.	26,090	2,518,989
		3,984,015
Semiconductors & Semiconductor Equipment (5.4%)
Allegro MicroSystems, Inc. (b)	79,347	2,534,343
Onto Innovation, Inc. (b)	16,166	2,061,488
Power Integrations, Inc.	16,105	1,228,973

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund

Investments in Securities – continued

Rambus, Inc. (b)	34,898	$1,946,960
		7,771,764
Software (12.0%)
Box, Inc. Class A (b)	48,234	1,167,745
CyberArk Software Ltd. (b) (c)	25,069	4,105,550
DoubleVerify Holdings, Inc. (b)	136,107	3,804,191
Instructure Holdings, Inc. (b)	67,809	1,722,349
Jamf Holding Corp. (b)	23,460	414,304
Sprout Social, Inc. Class A (b)	58,810	2,933,443
Tenable Holdings, Inc. (b)	64,312	2,881,177
		17,028,759
Materials (2.0%)
Metals & Mining (2.0%)
ATI, Inc. (b)	69,388	2,855,316
Total common stocks (cost: $136,810,378)		140,352,290

Short-Term Securities (1.2%)
Investment Companies (1.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.290%	1,714,110	1,714,110
Total short-term securities (cost: $1,714,110)		1,714,110
Total investments in securities (cost: $138,524,488) (d)		142,066,400
Cash and other assets in excess of liabilities (0.1%)		82,195
Total net assets (100.0%)		$142,148,595

Investments in Securities Legend

(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 8.8% of net assets in foreign securities at September 30, 2023.
(d)	At September 30, 2023 the cost of investments for federal income tax purposes was $139,349,863. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$13,761,197
Gross unrealized depreciation	(11,044,660)
Net unrealized appreciation	$2,716,537

See accompanying notes to investments in securities.

SFT Equity Stabilization Fund

Investments in Securities

September 30, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (89.2%)
Investment Companies (89.2%)
BlackRock Short Maturity Bond ETF (c)	318,620	$15,895,952
iShares Core High Dividend ETF (c)	552,202	54,607,256
iShares Edge MSCI Minimum Volatility EAFE ETF (c)	1,137,448	74,184,359
iShares Edge MSCI Minimum Volatility Emerging Markets ETF (c)	347,420	18,534,857
iShares Edge MSCI Minimum Volatility USA ETF (b) (c)	1,356,412	98,177,100
iShares MSCI Germany ETF (c)	448,182	11,742,368
Total mutual funds (cost: $238,807,420)		273,141,892

Short-Term Securities (7.9%)
Investment Companies (7.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.290%	24,221,993	24,221,993
Total investments excluding purchased options (cost: $263,029,413)		297,363,885
Total purchased options outstanding (0.2%) (cost: $205,171)		547,162
Total investments in securities (cost: $263,234,584) (d)		297,911,047
Cash and other assets in excess of liabilities (2.7%)		8,361,940
Total net assets (100.0%)		$306,272,987

Investments in Securities Legend

(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Fully or partially pledged as initial margin deposits on open futures contracts.
(c)	Reports and other information about these investment companies are available in the EDGAR database on the SEC’s website at www.sec.gov.
(d)	At September 30, 2023, the cost of investments for federal income tax purposes was $264,718,106. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$32,746,317
Gross unrealized depreciation	(663,122)
Net unrealized appreciation	$32,083,195

Holdings of Open Futures Contracts
On September 30, 2023, securities with an aggregate market value of $12,738,880 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	December 2023	103	Long	$23,280,603	$22,276,325	$(1,004,278)

Put Options Purchased:
The Fund had the following put options purchased open at September 30, 2023:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$4,285	November 2023	34	$3,400	$293,760
S&P 500 Index	4,270	November 2023	34	3,400	253,402
					$547,162

Put Options Written:
The Fund had the following put options written open at September 30, 2023:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$3,920	November 2023	34	$3,400	$(49,742)
S&P 500 Index	3,900	November 2023	34	3,400	(55,726)
					$(105,468)

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities

September 30, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.4%)
Communication Services (1.7%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc. (b)	18,734	$293,187
Iridium Communications, Inc.	10,591	481,785
		774,972
Entertainment (0.2%)
TKO Group Holdings, Inc.	4,436	372,890

Interactive Media & Services (0.3%)
Ziff Davis, Inc. (b)	3,937	250,748
ZoomInfo Technologies, Inc. (b)	25,843	423,825
		674,573
Media (0.8%)
Cable One, Inc.	448	275,807
New York Times Co. Class A	13,853	570,743
Nexstar Media Group, Inc.	2,822	404,590
TEGNA, Inc.	17,068	248,681
		1,499,821
Consumer Discretionary (14.0%)
Automobile Components (1.6%)
Adient PLC (b) (c)	7,932	291,105
Autoliv, Inc.	6,435	620,849
Fox Factory Holding Corp. (b)	3,588	355,499
Gentex Corp.	19,772	643,381
Goodyear Tire & Rubber Co. (b)	24,010	298,444
Lear Corp.	4,975	667,645
Visteon Corp. (b)	2,388	329,711
		3,206,634
Automobiles (0.4%)
Harley-Davidson, Inc.	10,920	361,015
Thor Industries, Inc.	4,515	429,512
		790,527
Broadline Retail (0.5%)
Kohl's Corp.	9,367	196,332
Macy's, Inc.	23,083	267,994
Nordstrom, Inc.	8,207	122,613
Ollie's Bargain Outlet Holdings, Inc. (b)	5,234	403,960
		990,899
Diversified Consumer Services (0.9%)
Graham Holdings Co. Class B	358	208,714
Grand Canyon Education, Inc. (b)	2,525	295,122
H&R Block, Inc.	12,898	555,388
Service Corp. International	12,777	730,078
		1,789,302
Hotels, Restaurants & Leisure (3.3%)
Aramark	22,110	767,217
Boyd Gaming Corp.	6,014	365,832
Choice Hotels International, Inc.	2,262	277,118
Churchill Downs, Inc.	5,769	669,435
Hilton Grand Vacations, Inc. (b)	6,151	250,346
Light & Wonder, Inc. (b)	7,717	550,454
Marriott Vacations Worldwide Corp.	2,872	289,009
Penn Entertainment, Inc. (b)	12,792	293,576
Planet Fitness, Inc. Class A (b)	7,162	352,227
Texas Roadhouse, Inc.	5,653	543,253
Travel & Leisure Co.	6,261	229,966
Vail Resorts, Inc.	3,265	724,471
Wendy's Co.	14,358	293,047
Wingstop, Inc.	2,539	456,614

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Wyndham Hotels & Resorts, Inc.	7,136	$496,237
		6,558,802
Household Durables (1.6%)
Helen of Troy Ltd. (b) (c)	2,041	237,899
KB Home	6,582	304,615
Leggett & Platt, Inc.	11,281	286,650
Taylor Morrison Home Corp. (b)	9,270	394,995
Tempur Sealy International, Inc.	14,581	631,940
Toll Brothers, Inc.	9,173	678,435
TopBuild Corp. (b)	2,690	676,804
		3,211,338
Leisure Products (1.1%)
Brunswick Corp.	5,914	467,206
Mattel, Inc. (b)	29,995	660,790
Polaris, Inc.	4,513	469,984
Topgolf Callaway Brands Corp. (b)	12,104	167,519
YETI Holdings, Inc. (b)	7,346	354,224
		2,119,723
Specialty Retail (2.7%)
AutoNation, Inc. (b)	2,275	344,435
Dick's Sporting Goods, Inc.	5,307	576,234
Five Below, Inc. (b)	4,714	758,483
GameStop Corp. Class A (b)	22,714	373,872
Gap, Inc.	18,081	192,201
Lithia Motors, Inc.	2,334	689,300
Murphy USA, Inc.	1,653	564,880
Penske Automotive Group, Inc.	1,653	276,150
RH (b)	1,309	346,047
Valvoline, Inc.	11,744	378,627
Williams-Sonoma, Inc.	5,439	845,221
		5,345,450
Textiles, Apparel & Luxury Goods (1.9%)
Capri Holdings Ltd. (b) (c)	9,830	517,156
Carter's, Inc.	3,155	218,168
Columbia Sportswear Co.	2,960	219,336
Crocs, Inc. (b)	5,221	460,649
Deckers Outdoor Corp. (b)	2,214	1,138,195
PVH Corp.	5,312	406,421
Skechers USA, Inc. Class A (b)	11,380	557,051
Under Armour, Inc. Class A (b)	15,983	109,484
Under Armour, Inc. Class C (b)	16,887	107,739
		3,734,199
Consumer Staples (4.2%)
Beverages (0.7%)
Boston Beer Co., Inc. Class A (b)	785	305,781
Celsius Holdings, Inc. (b)	4,168	715,229
Coca-Cola Consolidated, Inc.	420	267,254
		1,288,264
Consumer Staples Distribution & Retail (1.9%)
BJ's Wholesale Club Holdings, Inc. (b)	11,381	812,262
Casey's General Stores, Inc.	3,167	859,904
Grocery Outlet Holding Corp. (b)	8,366	241,359
Performance Food Group Co. (b)	13,225	778,424
Sprouts Farmers Market, Inc. (b)	8,639	369,749
U.S. Foods Holding Corp. (b)	19,239	763,788
		3,825,486
Food Products (1.2%)
Darling Ingredients, Inc. (b)	13,508	705,118
Flowers Foods, Inc.	16,287	361,246
Ingredion, Inc.	5,602	551,237
Lancaster Colony Corp.	1,697	280,056
Pilgrim's Pride Corp. (b)	3,409	77,827
Post Holdings, Inc. (b)	4,303	368,939
		2,344,423
Personal Products (0.4%)
BellRing Brands, Inc. (b)	11,133	459,013

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Coty, Inc. Class A (b)	30,337	$332,797
		791,810
Energy (5.6%)
Energy Equipment & Services (1.1%)
ChampionX Corp.	16,650	593,073
NOV, Inc.	33,352	697,057
Valaris Ltd. (b) (c)	5,357	401,668
Weatherford International PLC (b) (c)	6,104	551,374
		2,243,172
Oil, Gas & Consumable Fuels (4.5%)
Antero Midstream Corp.	28,846	345,575
Antero Resources Corp. (b)	23,915	606,963
Chesapeake Energy Corp.	9,445	814,442
Chord Energy Corp.	3,517	570,000
Civitas Resources, Inc.	7,230	584,690
CNX Resources Corp. (b)	13,676	308,804
DT Midstream, Inc.	8,207	434,314
Equitrans Midstream Corp.	36,697	343,851
HF Sinclair Corp.	12,319	701,321
Matador Resources Co.	9,385	558,220
Murphy Oil Corp.	12,565	569,823
Ovintiv, Inc.	21,549	1,025,086
PBF Energy, Inc. Class A	9,316	498,685
Permian Resources Corp.	23,583	329,219
Range Resources Corp.	20,442	662,525
Southwestern Energy Co. (b)	93,293	601,740
		8,955,258
Financial (14.3%)
Capital Markets (2.1%)
Affiliated Managers Group, Inc.	2,968	386,849
Evercore, Inc. Class A	2,952	407,022
Federated Hermes, Inc.	7,432	251,722
Interactive Brokers Group, Inc. Class A	9,060	784,233
Janus Henderson Group PLC (c)	11,224	289,804
Jefferies Financial Group, Inc.	14,969	548,314
Morningstar, Inc.	2,204	516,265
SEI Investments Co.	8,520	513,160
Stifel Financial Corp.	8,846	543,498
		4,240,867
Commercial Banks (4.9%)
Associated Banc-Corp.	12,782	218,700
Bank OZK	8,912	330,368
Cadence Bank	15,467	328,210
Columbia Banking System, Inc.	17,665	358,599
Commerce Bancshares, Inc.	9,611	461,136
Cullen/Frost Bankers, Inc.	5,431	495,362
East West Bancorp, Inc.	11,983	631,624
First Financial Bankshares, Inc.	10,881	273,331
First Horizon Corp.	47,322	521,488
FNB Corp.	30,392	327,930
Glacier Bancorp, Inc.	9,391	267,643
Hancock Whitney Corp.	7,294	269,805
Home BancShares, Inc.	15,957	334,140
International Bancshares Corp.	4,519	195,853
New York Community Bancorp, Inc.	61,150	693,441
Old National Bancorp	24,782	360,330
Pinnacle Financial Partners, Inc.	6,501	435,827
Prosperity Bancshares, Inc.	7,938	433,256
SouthState Corp.	6,437	433,596
Synovus Financial Corp.	12,380	344,164
Texas Capital Bancshares, Inc. (b)	4,065	239,428
UMB Financial Corp.	3,698	229,461
United Bankshares, Inc.	11,428	315,299
Valley National Bancorp	36,117	309,162
Webster Financial Corp.	14,674	591,509
Wintrust Financial Corp.	5,184	391,392
		9,791,054

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Consumer Finance (0.6%)
Ally Financial, Inc.	22,992	$613,427
FirstCash Holdings, Inc.	3,132	314,390
SLM Corp.	19,149	260,809
		1,188,626
Financial Services (1.4%)
Essent Group Ltd. (c)	9,061	428,495
Euronet Worldwide, Inc. (b)	3,995	317,123
MGIC Investment Corp.	23,912	399,091
Voya Financial, Inc.	8,959	595,326
Western Union Co.	31,723	418,109
WEX, Inc. (b)	3,638	684,271
		2,842,415
Insurance (4.6%)
American Financial Group, Inc.	5,606	626,022
Brighthouse Financial, Inc. (b)	5,548	271,519
CNO Financial Group, Inc.	9,570	227,096
Erie Indemnity Co. Class A	2,112	620,485
Fidelity National Financial, Inc.	21,900	904,470
First American Financial Corp.	8,731	493,214
Hanover Insurance Group, Inc.	3,028	336,048
Kemper Corp.	5,100	214,353
Kinsale Capital Group, Inc.	1,820	753,717
Old Republic International Corp.	22,421	604,022
Primerica, Inc.	3,029	587,656
Reinsurance Group of America, Inc.	5,608	814,226
RenaissanceRe Holdings Ltd. (c)	4,335	857,983
RLI Corp.	3,398	461,754
Selective Insurance Group, Inc.	5,130	529,262
Unum Group	15,575	766,134
		9,067,961
Mortgage REITs (0.7%)
Annaly Capital Management, Inc.	41,833	786,879
Starwood Property Trust, Inc.	25,167	486,981
		1,273,860
Health Care (8.0%)
Biotechnology (1.6%)
Arrowhead Pharmaceuticals, Inc. (b)	9,079	243,953
Exelixis, Inc. (b)	26,966	589,207
Halozyme Therapeutics, Inc. (b)	11,173	426,809
Neurocrine Biosciences, Inc. (b)	8,271	930,487
United Therapeutics Corp. (b)	3,975	897,833
		3,088,289
Health Care Equipment & Supplies (2.6%)
Enovis Corp. (b)	4,185	220,675
Envista Holdings Corp. (b)	13,875	386,835
Globus Medical, Inc. Class A (b)	9,940	493,521
Haemonetics Corp. (b)	4,295	384,746
ICU Medical, Inc. (b)	1,691	201,246
Inari Medical, Inc. (b)	4,323	282,724
Integra LifeSciences Holdings Corp. (b)	5,998	229,064
Lantheus Holdings, Inc. (b)	5,796	402,706
LivaNova PLC (b) (c)	4,563	241,291
Masimo Corp. (b)	3,757	329,414
Neogen Corp. (b)	16,667	309,006
Penumbra, Inc. (b)	3,255	787,417
QuidelOrtho Corp. (b)	4,186	305,746
Shockwave Medical, Inc. (b)	3,112	619,599
		5,193,990
Health Care Providers & Services (2.2%)
Acadia Healthcare Co., Inc. (b)	7,806	548,840
Amedisys, Inc. (b)	2,764	258,158
Chemed Corp.	1,277	663,657
Encompass Health Corp.	8,489	570,121
HealthEquity, Inc. (b)	7,239	528,809
Option Care Health, Inc. (b)	15,235	492,852

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Patterson Cos., Inc.	7,207	$213,616
Progyny, Inc. (b)	7,030	239,161
R1 RCM, Inc. (b)	16,678	251,337
Tenet Healthcare Corp. (b)	8,600	566,654
		4,333,205
Health Care Technology (0.1%)
Doximity, Inc. Class A (b)	10,574	224,380

Life Sciences Tools & Services (1.0%)
Azenta, Inc. (b)	5,095	255,718
Bruker Corp.	8,333	519,146
Medpace Holdings, Inc. (b)	1,967	476,270
Repligen Corp. (b)	4,391	698,213
Sotera Health Co. (b)	8,378	125,502
		2,074,849
Pharmaceuticals (0.5%)
Jazz Pharmaceuticals PLC (b) (c)	5,347	692,116
Perrigo Co. PLC (c)	11,468	366,402
		1,058,518
Industrials (21.4%)
Aerospace & Defense (1.2%)
BWX Technologies, Inc.	7,747	580,870
Curtiss-Wright Corp.	3,244	634,624
Hexcel Corp.	7,154	466,012
Woodward, Inc.	5,117	635,838
		2,317,344
Air Freight & Logistics (0.3%)
GXO Logistics, Inc. (b)	10,073	590,781

Building Products (3.7%)
Advanced Drainage Systems, Inc.	5,865	667,613
Builders FirstSource, Inc. (b)	10,590	1,318,349
Carlisle Cos., Inc.	4,228	1,096,151
Fortune Brands Innovations, Inc.	10,747	668,034
Lennox International, Inc.	2,707	1,013,609
Owens Corning	7,608	1,037,807
Simpson Manufacturing Co., Inc.	3,614	541,413
Trex Co., Inc. (b)	9,195	566,688
UFP Industries, Inc.	5,239	536,474
		7,446,138
Commercial Services & Supplies (1.3%)
Brink's Co.	3,932	285,621
Clean Harbors, Inc. (b)	4,265	713,790
MSA Safety, Inc.	3,129	493,287
Stericycle, Inc. (b)	7,836	350,348
Tetra Tech, Inc.	4,509	685,503
		2,528,549
Construction & Engineering (1.7%)
AECOM	11,750	975,720
EMCOR Group, Inc.	3,992	839,877
Fluor Corp. (b)	12,143	445,648
MasTec, Inc. (b)	5,119	368,414
MDU Resources Group, Inc.	17,248	337,716
Valmont Industries, Inc.	1,780	427,574
		3,394,949
Electrical Equipment (2.3%)
Acuity Brands, Inc.	2,641	449,789
EnerSys	3,476	329,073
Hubbell, Inc.	4,542	1,423,508
nVent Electric PLC (c)	14,041	744,033
Regal Rexnord Corp.	5,616	802,414
Sensata Technologies Holding PLC (c)	12,910	488,256
Sunrun, Inc. (b)	18,395	231,041
Vicor Corp. (b)	1,830	107,769
		4,575,883

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Ground Transportation (2.0%)
Avis Budget Group, Inc. (b)	1,673	$300,621
Hertz Global Holdings, Inc. (b)	11,336	138,866
Knight-Swift Transportation Holdings, Inc.	13,661	685,099
Landstar System, Inc.	3,044	538,605
Ryder System, Inc.	3,856	412,399
Saia, Inc. (b)	2,248	896,165
Werner Enterprises, Inc.	5,369	209,123
XPO, Inc. (b)	9,822	733,311
		3,914,189
Machinery (4.6%)
AGCO Corp.	5,264	622,626
Chart Industries, Inc. (b)	3,555	601,222
Crane Co.	4,135	367,353
Donaldson Co., Inc.	10,269	612,443
Esab Corp.	4,797	336,845
Flowserve Corp.	11,113	441,964
Graco, Inc.	14,313	1,043,132
ITT, Inc.	6,953	680,768
Lincoln Electric Holdings, Inc.	4,862	883,863
Middleby Corp. (b)	4,540	581,120
Oshkosh Corp.	5,530	527,728
RBC Bearings, Inc. (b)	2,461	576,194
Terex Corp.	5,708	328,895
Timken Co.	5,535	406,767
Toro Co.	8,800	731,280
Watts Water Technologies, Inc. Class A	2,319	400,770
		9,142,970
Marine Transportation (0.2%)
Kirby Corp. (b)	5,039	417,229

Professional Services (2.9%)
ASGN, Inc. (b)	4,099	334,806
CACI International, Inc. Class A (b)	1,931	606,199
Concentrix Corp.	3,659	293,122
ExlService Holdings, Inc. (b)	14,036	393,569
Exponent, Inc.	4,306	368,594
FTI Consulting, Inc. (b)	2,882	514,178
Genpact Ltd. (c)	14,129	511,470
Insperity, Inc.	3,069	299,534
KBR, Inc.	11,427	673,507
ManpowerGroup, Inc.	4,199	307,871
Maximus, Inc.	5,148	384,453
Paylocity Holding Corp. (b)	3,555	645,943
Science Applications International Corp.	4,546	479,785
		5,813,031
Trading Companies & Distributors (1.2%)
GATX Corp.	2,998	326,272
MSC Industrial Direct Co., Inc. Class A	4,014	393,974
Watsco, Inc.	2,841	1,073,103
WESCO International, Inc.	3,743	538,318
		2,331,667
Information Technology (10.2%)
Communications Equipment (0.5%)
Calix, Inc. (b)	4,983	228,421
Ciena Corp. (b)	12,662	598,406
Lumentum Holdings, Inc. (b)	5,818	262,857
		1,089,684
Electronic Equipment, Instruments & Components (3.5%)
Arrow Electronics, Inc. (b)	4,714	590,381
Avnet, Inc.	7,741	373,039
Belden, Inc.	3,582	345,842
Cognex Corp.	14,593	619,327
Coherent Corp. (b)	11,022	359,758
Crane NXT Co.	4,089	227,226
IPG Photonics Corp. (b)	2,527	256,592
Jabil, Inc.	11,085	1,406,576
Littelfuse, Inc.	2,108	521,351

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

National Instruments Corp.	11,137	$663,988
Novanta, Inc. (b) (c)	3,032	434,910
TD SYNNEX Corp.	4,049	404,333
Vishay Intertechnology, Inc.	10,752	265,789
Vontier Corp.	13,106	405,237
		6,874,349
IT Services (0.6%)
GoDaddy, Inc. Class A (b)	12,434	926,084
Kyndryl Holdings, Inc. (b)	19,387	292,744
		1,218,828
Semiconductors & Semiconductor Equipment (2.3%)
Allegro MicroSystems, Inc. (b)	6,028	192,534
Amkor Technology, Inc.	8,741	197,547
Cirrus Logic, Inc. (b)	4,633	342,657
Lattice Semiconductor Corp. (b)	11,674	1,003,147
MACOM Technology Solutions Holdings, Inc. (b)	4,566	372,494
MKS Instruments, Inc.	5,323	460,652
Power Integrations, Inc.	4,861	370,943
Silicon Laboratories, Inc. (b)	2,698	312,671
Synaptics, Inc. (b)	3,347	299,356
Universal Display Corp.	3,689	579,136
Wolfspeed, Inc. (b)	10,542	401,650
		4,532,787
Software (2.8%)
ACI Worldwide, Inc. (b)	9,197	207,484
Aspen Technology, Inc. (b)	2,402	490,633
Blackbaud, Inc. (b)	3,649	256,598
CommVault Systems, Inc. (b)	3,716	251,239
Dolby Laboratories, Inc. Class A	5,044	399,788
Dropbox, Inc. Class A (b)	21,841	594,730
Dynatrace, Inc. (b)	20,121	940,254
Envestnet, Inc. (b)	4,203	185,058
Manhattan Associates, Inc. (b)	5,223	1,032,378
NCR Corp. (b)	11,337	305,759
Qualys, Inc. (b)	3,109	474,278
Teradata Corp. (b)	8,461	380,914
		5,519,113
Technology Hardware Storage & Peripherals (0.5%)
Super Micro Computer, Inc. (b)	3,868	1,060,683

Materials (6.7%)
Chemicals (2.1%)
Ashland, Inc.	4,327	353,429
Avient Corp.	7,714	272,459
Axalta Coating Systems Ltd. (b) (c)	18,778	505,128
Cabot Corp.	4,737	328,132
Chemours Co.	12,542	351,803
NewMarket Corp.	628	285,765
Olin Corp.	10,610	530,288
RPM International, Inc.	10,930	1,036,273
Scotts Miracle-Gro Co.	3,519	181,862
Westlake Corp.	2,703	336,983
		4,182,122
Construction Materials (0.3%)
Eagle Materials, Inc.	3,001	499,727
Knife River Corp. (b)	4,312	210,555
		710,282
Containers & Packaging (1.9%)
AptarGroup, Inc.	5,559	695,097
Berry Global Group, Inc.	10,003	619,286
Crown Holdings, Inc.	10,218	904,089
Graphic Packaging Holding Co.	26,020	579,726
Greif, Inc. Class A	2,125	141,971
Silgan Holdings, Inc.	7,077	305,089
Sonoco Products Co.	8,296	450,888
		3,696,146

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Metals & Mining (2.3%)
Alcoa Corp.	15,114	$439,213
Cleveland-Cliffs, Inc. (b)	43,085	673,418
Commercial Metals Co.	9,891	488,714
MP Materials Corp. (b)	12,187	232,772
Reliance Steel & Aluminum Co.	4,960	1,300,661
Royal Gold, Inc.	5,563	591,514
U.S. Steel Corp.	18,885	613,385
Worthington Industries, Inc.	2,558	158,135
		4,497,812
Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	5,435	300,392

Real Estate (7.0%)
Health Care REITs (1.0%)
Healthcare Realty Trust, Inc.	32,258	492,580
Medical Properties Trust, Inc.	50,684	276,228
Omega Healthcare Investors, Inc.	20,740	687,738
Physicians Realty Trust	20,197	246,201
Sabra Health Care REIT, Inc.	19,584	273,001
		1,975,748
Hotels & Resort REITs (0.1%)
Park Hotels & Resorts, Inc.	18,272	225,111

Industrial REITs (1.3%)
EastGroup Properties, Inc.	3,845	640,308
First Industrial Realty Trust, Inc.	11,201	533,055
Rexford Industrial Realty, Inc.	17,485	862,885
STAG Industrial, Inc.	15,217	525,139
		2,561,387
Office REITs (0.5%)
COPT Defense Properties	9,531	227,124
Cousins Properties, Inc.	12,855	261,856
Kilroy Realty Corp.	9,031	285,470
Vornado Realty Trust	13,556	307,450
		1,081,900
Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc. (b)	4,038	570,085

Residential REITs (0.8%)
Apartment Income REIT Corp.	12,639	388,017
Equity LifeStyle Properties, Inc.	15,777	1,005,153
Independence Realty Trust, Inc.	19,007	267,428
		1,660,598
Retail REITs (1.2%)
Agree Realty Corp.	8,153	450,372
Brixmor Property Group, Inc.	25,460	529,059
Kite Realty Group Trust	18,580	397,983
NNN REIT, Inc.	15,450	546,003
Spirit Realty Capital, Inc.	11,970	401,354
		2,324,771
Specialized REITs (1.8%)
CubeSmart	19,041	726,033
EPR Properties	6,379	264,984
Gaming & Leisure Properties, Inc.	22,245	1,013,260
Lamar Advertising Co. Class A	7,414	618,847
National Storage Affiliates Trust	7,029	223,100
PotlatchDeltic Corp.	6,768	307,200
Rayonier, Inc.	11,553	328,798
		3,482,222
Utilities (3.3%)
Electric Utilities (1.0%)
ALLETE, Inc.	4,861	256,661
IDACORP, Inc.	4,287	401,478
OGE Energy Corp.	16,964	565,410
PNM Resources, Inc.	7,270	324,315

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Portland General Electric Co.	8,507	$344,363
		1,892,227
Gas Utilities (1.0%)
National Fuel Gas Co.	7,777	403,704
New Jersey Resources Corp.	8,263	335,725
ONE Gas, Inc.	4,696	320,643
Southwest Gas Holdings, Inc.	5,085	307,185
Spire, Inc.	4,455	252,064
UGI Corp.	17,742	408,066
		2,027,387
Independent Power And Renewable Electricity Producers (0.6%)
Ormat Technologies, Inc.	4,542	317,576
Vistra Corp.	29,265	971,013
		1,288,589
Multi-Utilities (0.3%)
Black Hills Corp.	5,684	287,554
Northwestern Energy Group, Inc.	5,085	244,385
		531,939
Water Utilities (0.4%)
Essential Utilities, Inc.	20,611	707,576
Total common stocks (cost: $148,251,981)		191,380,025

	Principal
Long-Term Debt Securities (0.5%)
Government Obligation (0.5%)
U.S. Treasury (0.5%)
U.S. Treasury Note, 2.500%, 05/15/24 (d)	$1,000,000	981,719
Total long-term debt securities (cost: $986,757)		981,719

	Shares
Mutual Funds (0.1%)
Investment Companies (0.1%)
SPDR S&P MidCap 400 ETF Trust	3,700	162,023
Total mutual funds (cost: $163,136)		162,023

Short-Term Securities (3.1%)
Investment Companies (3.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.290%	6,205,137	6,205,137
Total short-term securities (cost: $6,205,137)		6,205,137
Total investments in securities (cost: $155,607,011) (e)		198,728,904
Liabilities in excess of cash and other assets (-0.1%)		(216,292)
Total net assets (100.0%)		$198,512,612

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 3.8% of net assets in foreign securities at September 30, 2023.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.
(e)	At September 30, 2023 the cost of investments for federal income tax purposes was $155,477,159. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$57,593,930
Gross unrealized depreciation	(14,583,513)
Net unrealized appreciation	$43,010,417

Holdings of Open Futures Contracts On September 30, 2023, securities with an aggregate market value of $981,719 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400® E-Mini Index Future	December 2023	27	Long	$7,046,408	$6,805,080	$(241,328)

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities

September 30, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.9%)
Communication Services (8.7%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	214,597	$3,223,247
Verizon Communications, Inc.	126,196	4,090,012
		7,313,259
Entertainment (0.9%)
Activision Blizzard, Inc.	21,474	2,010,611
Electronic Arts, Inc.	7,400	890,960
Live Nation Entertainment, Inc. (b)	4,255	353,335
Netflix, Inc. (b)	13,302	5,022,835
Take-Two Interactive Software, Inc. (b)	4,704	660,394
Warner Bros Discovery, Inc. (b)	66,580	723,059
		9,661,194
Interactive Media & Services (0.0%)
Match Group, Inc. (b)	8,307	325,427

Media (0.8%)
Charter Communications, Inc. Class A (b)	3,027	1,331,335
Comcast Corp. Class A	123,544	5,477,941
Fox Corp. Class A	7,615	237,588
Fox Corp. Class B	3,951	114,105
Interpublic Group of Cos., Inc.	11,554	331,138
News Corp. Class A	11,419	229,065
News Corp. Class B	3,393	70,812
Omnicom Group, Inc.	5,861	436,527
Paramount Global Class B	14,475	186,728
		8,415,239
Wireless Telecommunication Services (0.2%)
T-Mobile U.S., Inc. (b)	15,538	2,176,097

Entertainment (0.4%)
Walt Disney Co. (b)	54,926	4,451,752

Interactive Media & Services (5.8%)
Alphabet, Inc. Class A (b)	178,096	23,305,642
Alphabet, Inc. Class C (b)	151,496	19,974,748
Meta Platforms, Inc. Class A (b)	66,717	20,029,111
		63,309,501
Consumer Discretionary (10.5%)
Automobile Components (0.1%)
Aptiv PLC (b) (c)	8,489	836,930
BorgWarner, Inc.	6,989	282,146
		1,119,076
Automobiles (2.2%)
Ford Motor Co.	118,011	1,465,696
General Motors Co.	41,301	1,361,694
Tesla, Inc. (b)	82,890	20,740,736
		23,568,126
Broadline Retail (3.2%)
Amazon.com, Inc. (b)	272,551	34,646,683
eBay, Inc.	15,974	704,294
Etsy, Inc. (b)	3,621	233,844
		35,584,821
Distributors (0.1%)
Genuine Parts Co.	4,210	607,840
LKQ Corp.	8,031	397,615
Pool Corp.	1,170	416,637
		1,422,092

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Hotels, Restaurants & Leisure (2.1%)
Airbnb, Inc. Class A (b)	12,798	$1,756,014
Booking Holdings, Inc. (b)	1,074	3,312,162
Caesars Entertainment, Inc. (b)	6,434	298,216
Carnival Corp. (b) (c)	30,238	414,865
Chipotle Mexican Grill, Inc. (b)	849	1,555,224
Darden Restaurants, Inc.	3,538	506,712
Domino's Pizza, Inc.	1,070	405,305
Expedia Group, Inc. (b)	4,137	426,401
Hilton Worldwide Holdings, Inc.	7,850	1,178,913
Las Vegas Sands Corp.	9,864	452,166
Marriott International, Inc. Class A	7,520	1,478,131
McDonald's Corp.	21,876	5,763,013
MGM Resorts International (b)	8,426	309,740
Norwegian Cruise Line Holdings Ltd. (b) (c)	12,760	210,285
Royal Caribbean Cruises Ltd. (b) (c)	7,074	651,798
Starbucks Corp.	34,382	3,138,045
Wynn Resorts Ltd.	2,907	268,636
Yum! Brands, Inc.	8,374	1,046,248
		23,171,874
Household Durables (0.4%)
DR Horton, Inc.	9,139	982,168
Garmin Ltd. (c)	4,529	476,451
Lennar Corp. Class A	7,498	841,501
Mohawk Industries, Inc. (b)	1,513	129,831
NVR, Inc. (b)	100	596,330
PulteGroup, Inc.	6,587	487,767
Whirlpool Corp.	1,635	218,599
		3,732,647
Leisure Products (0.0%)
Hasbro, Inc.	3,850	254,639

Specialty Retail (2.0%)
AutoZone, Inc. (b)	561	1,424,934
Bath & Body Works, Inc.	6,850	231,530
Best Buy Co., Inc.	5,754	399,730
CarMax, Inc. (b)	4,656	329,319
Home Depot, Inc.	30,179	9,118,887
Lowe's Cos., Inc.	17,590	3,655,906
O'Reilly Automotive, Inc. (b)	1,841	1,673,211
Ross Stores, Inc.	10,225	1,154,914
TJX Cos., Inc.	34,497	3,066,093
Tractor Supply Co.	3,209	651,588
Ulta Beauty, Inc. (b)	1,478	590,387
		22,296,499
Textiles, Apparel & Luxury Goods (0.4%)
NIKE, Inc. Class B	36,774	3,516,330
Ralph Lauren Corp.	1,133	131,530
Tapestry, Inc.	6,928	199,180
VF Corp.	9,916	175,216
		4,022,256
Consumer Staples (6.4%)
Beverages (1.6%)
Brown-Forman Corp. Class B	5,425	312,968
Coca-Cola Co.	116,826	6,539,919
Constellation Brands, Inc. Class A	4,805	1,207,640
Keurig Dr Pepper, Inc.	30,198	953,351
Molson Coors Beverage Co. Class B	5,547	352,734
Monster Beverage Corp. (b)	22,325	1,182,109
PepsiCo, Inc.	41,322	7,001,600
		17,550,321
Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	13,303	7,515,663
Dollar General Corp.	6,543	692,250
Dollar Tree, Inc. (b)	6,234	663,609
Kroger Co.	19,800	886,050
Sysco Corp.	15,162	1,001,450

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Target Corp.	13,814	$1,527,414
Walgreens Boots Alliance, Inc.	21,508	478,338
Walmart, Inc.	42,841	6,851,561
		19,616,335
Food Products (0.9%)
Archer-Daniels-Midland Co.	16,092	1,213,659
Bunge Ltd. (c)	4,431	479,656
Campbell Soup Co.	5,889	241,920
Conagra Brands, Inc.	14,306	392,271
General Mills, Inc.	17,565	1,123,984
Hershey Co.	4,465	893,357
Hormel Foods Corp.	8,684	330,253
J M Smucker Co.	3,065	376,719
Kellogg Co.	7,912	470,843
Kraft Heinz Co.	23,966	806,216
Lamb Weston Holdings, Inc.	4,317	399,150
McCormick & Co., Inc.	7,516	568,510
Mondelez International, Inc. Class A	40,836	2,834,018
Tyson Foods, Inc. Class A	8,490	428,660
		10,559,216
Household Products (1.3%)
Church & Dwight Co., Inc.	7,306	669,449
Clorox Co.	3,620	474,437
Colgate-Palmolive Co.	24,815	1,764,595
Kimberly-Clark Corp.	10,131	1,224,331
Procter & Gamble Co.	70,761	10,321,200
		14,454,012
Personal Products (0.2%)
Estee Lauder Cos., Inc. Class A	6,931	1,001,876
Kenvue, Inc.	51,732	1,038,779
		2,040,655
Tobacco (0.6%)
Altria Group, Inc.	53,270	2,240,003
Philip Morris International, Inc.	46,598	4,314,043
		6,554,046
Energy (4.6%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	30,307	1,070,443
Halliburton Co.	26,972	1,092,366
Schlumberger NV (c)	42,661	2,487,136
		4,649,945
Oil, Gas & Consumable Fuels (4.2%)
APA Corp.	9,223	379,065
Chevron Corp.	53,259	8,980,532
ConocoPhillips	35,946	4,306,331
Coterra Energy, Inc.	22,737	615,036
Devon Energy Corp.	19,232	917,366
Diamondback Energy, Inc.	5,364	830,776
EOG Resources, Inc.	17,478	2,215,511
EQT Corp.	10,815	438,873
Exxon Mobil Corp.	120,167	14,129,236
Hess Corp.	8,261	1,263,933
Kinder Morgan, Inc.	58,189	964,774
Marathon Oil Corp.	18,181	486,342
Marathon Petroleum Corp.	12,002	1,816,383
Occidental Petroleum Corp.	19,917	1,292,215
ONEOK, Inc.	17,493	1,109,581
Phillips 66	13,366	1,605,925
Pioneer Natural Resources Co.	6,962	1,598,127
Targa Resources Corp.	6,715	575,610
Valero Energy Corp.	10,600	1,502,126
Williams Cos., Inc.	36,514	1,230,157
		46,257,899

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Financial (12.5%)
Capital Markets (2.8%)
Ameriprise Financial, Inc.	3,081	$1,015,744
Bank of New York Mellon Corp.	23,377	997,029
BlackRock, Inc.	4,213	2,723,662
Blackstone, Inc.	21,305	2,282,618
Cboe Global Markets, Inc.	3,154	492,686
Charles Schwab Corp.	44,636	2,450,516
CME Group, Inc.	10,769	2,156,169
FactSet Research Systems, Inc.	1,121	490,169
Franklin Resources, Inc.	8,535	209,790
Goldman Sachs Group, Inc.	9,896	3,202,049
Intercontinental Exchange, Inc.	17,180	1,890,144
Invesco Ltd. (c)	13,466	195,526
MarketAxess Holdings, Inc.	1,069	228,381
Moody's Corp.	4,707	1,488,212
Morgan Stanley	38,298	3,127,798
MSCI, Inc.	2,347	1,204,199
Nasdaq, Inc.	10,142	492,800
Northern Trust Corp.	6,153	427,510
Raymond James Financial, Inc.	5,642	566,626
S&P Global, Inc.	9,768	3,569,325
State Street Corp.	9,564	640,406
T Rowe Price Group, Inc.	6,709	703,573
		30,554,932
Commercial Banks (2.9%)
Bank of America Corp.	207,524	5,682,007
Citigroup, Inc.	57,805	2,377,520
Citizens Financial Group, Inc.	14,177	379,944
Comerica, Inc.	3,925	163,084
Fifth Third Bancorp	20,438	517,694
Huntington Bancshares, Inc.	43,462	452,005
JPMorgan Chase & Co.	87,234	12,650,675
KeyCorp	28,094	302,291
M&T Bank Corp.	4,929	623,272
PNC Financial Services Group, Inc.	11,954	1,467,592
Regions Financial Corp.	28,168	484,490
Truist Financial Corp.	39,983	1,143,914
U.S. Bancorp	46,736	1,545,092
Wells Fargo & Co.	109,828	4,487,572
Zions Bancorp NA	4,404	153,655
		32,430,807
Consumer Finance (0.4%)
American Express Co.	17,464	2,605,454
Capital One Financial Corp.	11,417	1,108,020
Discover Financial Services	7,502	649,898
Synchrony Financial	12,552	383,715
		4,747,087
Financial Services (4.3%)
Berkshire Hathaway, Inc. Class B (b)	54,743	19,176,473
Fidelity National Information Services, Inc.	17,784	982,922
Fiserv, Inc. (b)	18,299	2,067,055
FleetCor Technologies, Inc. (b)	2,194	560,216
Global Payments, Inc.	7,765	896,003
Jack Henry & Associates, Inc.	2,088	315,580
Mastercard, Inc. Class A	24,975	9,887,852
PayPal Holdings, Inc. (b)	32,960	1,926,842
Visa, Inc. Class A	48,232	11,093,842
		46,906,785
Insurance (2.1%)
Aflac, Inc.	16,227	1,245,422
Allstate Corp.	7,792	868,107
American International Group, Inc.	21,369	1,294,961
Aon PLC Class A (c)	6,090	1,974,500
Arch Capital Group Ltd. (b) (c)	11,099	884,701
Arthur J Gallagher & Co.	6,395	1,457,612
Assurant, Inc.	1,555	223,267

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Brown & Brown, Inc.	7,038	$491,534
Chubb Ltd. (c)	12,329	2,566,651
Cincinnati Financial Corp.	4,677	478,410
Everest Group Ltd. (c)	1,352	502,498
Globe Life, Inc.	2,574	279,871
Hartford Financial Services Group, Inc.	9,179	650,883
Loews Corp.	5,550	351,371
Marsh & McLennan Cos., Inc.	14,827	2,821,578
MetLife, Inc.	18,962	1,192,900
Principal Financial Group, Inc.	6,675	481,067
Progressive Corp.	17,570	2,447,501
Prudential Financial, Inc.	10,896	1,033,922
Travelers Cos., Inc.	6,865	1,121,123
W R Berkley Corp.	6,029	382,781
Willis Towers Watson PLC (c)	3,121	652,164
		23,402,824
Health Care (13.1%)
Biotechnology (2.1%)
AbbVie, Inc.	52,983	7,897,646
Amgen, Inc.	16,052	4,314,135
Biogen, Inc. (b)	4,345	1,116,708
Gilead Sciences, Inc.	37,402	2,802,906
Incyte Corp. (b)	5,514	318,544
Moderna, Inc. (b)	9,883	1,020,815
Regeneron Pharmaceuticals, Inc. (b)	3,256	2,679,558
Vertex Pharmaceuticals, Inc. (b)	7,727	2,686,987
		22,837,299
Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	52,091	5,045,013
Align Technology, Inc. (b)	2,132	650,942
Baxter International, Inc.	15,201	573,686
Becton Dickinson & Co.	8,720	2,254,382
Boston Scientific Corp. (b)	43,952	2,320,666
Cooper Cos., Inc.	1,466	466,203
DENTSPLY SIRONA, Inc.	6,293	214,969
Dexcom, Inc. (b)	11,600	1,082,280
Edwards Lifesciences Corp. (b)	18,248	1,264,221
GE HealthCare Technologies, Inc.	11,668	793,891
Hologic, Inc. (b)	7,343	509,604
IDEXX Laboratories, Inc. (b)	2,488	1,087,928
Insulet Corp. (b)	2,003	319,458
Intuitive Surgical, Inc. (b)	10,547	3,082,783
Medtronic PLC (c)	39,958	3,131,109
ResMed, Inc.	4,406	651,515
STERIS PLC (c)	2,975	652,775
Stryker Corp.	10,146	2,772,597
Teleflex, Inc.	1,354	265,939
Zimmer Biomet Holdings, Inc.	6,243	700,589
		27,840,550
Health Care Providers & Services (2.9%)
Cardinal Health, Inc.	7,600	659,832
Cencora, Inc.	5,004	900,570
Centene Corp. (b)	16,254	1,119,576
Cigna Group	8,844	2,530,003
CVS Health Corp.	38,554	2,691,840
DaVita, Inc. (b)	1,577	149,074
Elevance Health, Inc.	7,074	3,080,161
HCA Healthcare, Inc.	6,042	1,486,211
Henry Schein, Inc. (b)	3,872	287,496
Humana, Inc.	3,720	1,809,854
Laboratory Corp. of America Holdings	2,666	535,999
McKesson Corp.	4,047	1,759,838
Molina Healthcare, Inc. (b)	1,740	570,529
Quest Diagnostics, Inc.	3,361	409,572
UnitedHealth Group, Inc.	27,806	14,019,507
Universal Health Services, Inc. Class B	1,799	226,188
		32,236,250

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Life Sciences Tools & Services (1.5%)
Agilent Technologies, Inc.	8,791	$983,010
Bio-Rad Laboratories, Inc. Class A (b)	592	212,202
Bio-Techne Corp.	4,680	318,568
Charles River Laboratories International, Inc. (b)	1,510	295,930
Danaher Corp.	19,726	4,894,020
Illumina, Inc. (b)	4,655	639,038
IQVIA Holdings, Inc. (b)	5,497	1,081,535
Mettler-Toledo International, Inc. (b)	669	741,299
Revvity, Inc.	3,658	404,941
Thermo Fisher Scientific, Inc.	11,586	5,864,486
Waters Corp. (b)	1,744	478,222
West Pharmaceutical Services, Inc.	2,230	836,718
		16,749,969
Pharmaceuticals (4.0%)
Bristol-Myers Squibb Co.	62,710	3,639,688
Catalent, Inc. (b)	5,337	242,994
Eli Lilly & Co.	23,930	12,853,521
Johnson & Johnson	72,283	11,258,077
Merck & Co., Inc.	76,171	7,841,805
Organon & Co.	7,633	132,509
Pfizer, Inc.	169,479	5,621,618
Viatris, Inc.	36,007	355,029
Zoetis, Inc.	13,817	2,403,882
		44,349,123
Industrials (8.1%)
Aerospace & Defense (1.5%)
Axon Enterprise, Inc. (b)	2,040	405,940
Boeing Co. (b)	17,020	3,262,394
General Dynamics Corp.	6,747	1,490,884
Howmet Aerospace, Inc.	11,754	543,622
Huntington Ingalls Industries, Inc.	1,189	243,246
L3Harris Technologies, Inc.	5,631	980,470
Lockheed Martin Corp.	6,728	2,751,483
Northrop Grumman Corp.	4,243	1,867,726
RTX Corp.	43,691	3,144,441
Textron, Inc.	5,945	464,542
TransDigm Group, Inc. (b)	1,669	1,407,184
		16,561,932
Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	3,450	297,148
Expeditors International of Washington, Inc.	4,439	508,843
FedEx Corp.	6,931	1,836,160
United Parcel Service, Inc. Class B	21,711	3,384,094
		6,026,245
Building Products (0.4%)
A O Smith Corp.	3,650	241,375
Allegion PLC (c)	2,554	266,127
Carrier Global Corp.	25,143	1,387,894
Johnson Controls International PLC (c)	20,421	1,086,601
Masco Corp.	6,667	356,351
Trane Technologies PLC (c)	6,832	1,386,281
		4,724,629
Commercial Services & Supplies (0.5%)
Cintas Corp.	2,590	1,245,816
Copart, Inc. (b)	26,083	1,123,917
Republic Services, Inc.	6,116	871,591
Rollins, Inc.	8,433	314,804
Waste Management, Inc.	11,064	1,686,596
		5,242,724
Construction & Engineering (0.1%)
Quanta Services, Inc.	4,302	804,775

Electrical Equipment (0.6%)
AMETEK, Inc.	6,839	1,010,531
Eaton Corp. PLC (c)	11,952	2,549,123

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Emerson Electric Co.	17,155	$1,656,658
Generac Holdings, Inc. (b)	1,818	198,089
Rockwell Automation, Inc.	3,413	975,674
		6,390,075
Ground Transportation (0.8%)
CSX Corp.	60,225	1,851,919
JB Hunt Transport Services, Inc.	2,371	446,981
Norfolk Southern Corp.	6,797	1,338,533
Old Dominion Freight Line, Inc.	2,650	1,084,221
Union Pacific Corp.	18,294	3,725,207
		8,446,861
Industrial Conglomerates (0.8%)
3M Co.	16,569	1,551,190
General Electric Co.	32,670	3,611,668
Honeywell International, Inc.	19,930	3,681,868
		8,844,726
Machinery (1.7%)
Caterpillar, Inc.	15,313	4,180,449
Cummins, Inc.	4,210	961,817
Deere & Co.	8,188	3,089,987
Dover Corp.	4,180	583,152
Fortive Corp.	10,544	781,943
IDEX Corp.	2,249	467,837
Illinois Tool Works, Inc.	8,260	1,902,361
Ingersoll Rand, Inc.	12,135	773,242
Nordson Corp.	1,610	359,304
Otis Worldwide Corp.	12,359	992,551
PACCAR, Inc.	15,693	1,334,219
Parker-Hannifin Corp.	3,805	1,482,124
Pentair PLC (c)	4,870	315,332
Snap-on, Inc.	1,555	396,618
Stanley Black & Decker, Inc.	4,543	379,704
Westinghouse Air Brake Technologies Corp.	5,295	562,700
Xylem, Inc.	7,147	650,591
		19,213,931
Passenger Airlines (0.2%)
Alaska Air Group, Inc. (b)	3,761	139,458
American Airlines Group, Inc. (b)	19,612	251,230
Delta Air Lines, Inc.	19,314	714,618
Southwest Airlines Co.	17,879	483,985
United Airlines Holdings, Inc. (b)	9,778	413,609
		2,002,900
Professional Services (0.7%)
Automatic Data Processing, Inc.	12,367	2,975,253
Broadridge Financial Solutions, Inc.	3,541	634,016
Ceridian HCM Holding, Inc. (b)	4,600	312,110
Equifax, Inc.	3,663	670,988
Jacobs Solutions, Inc.	3,707	506,005
Leidos Holdings, Inc.	4,058	373,985
Paychex, Inc.	9,614	1,108,783
Paycom Software, Inc.	1,440	373,349
Robert Half, Inc.	3,152	230,979
Verisk Analytics, Inc.	4,290	1,013,470
		8,198,938
Trading Companies & Distributors (0.3%)
Fastenal Co.	17,144	936,748
United Rentals, Inc.	2,093	930,485
WW Grainger, Inc.	1,386	958,890
		2,826,123
Information Technology (26.9%)
Communications Equipment (0.9%)
Arista Networks, Inc. (b)	7,495	1,378,555
Cisco Systems, Inc.	122,324	6,576,138
F5, Inc. (b)	1,721	277,322
Juniper Networks, Inc.	9,606	266,951

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Motorola Solutions, Inc.	5,045	$1,373,451
		9,872,417
Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp. Class A	17,881	1,501,825
CDW Corp.	4,027	812,488
Corning, Inc.	23,044	702,151
Keysight Technologies, Inc. (b)	5,262	696,215
TE Connectivity Ltd. (c)	9,423	1,164,023
Teledyne Technologies, Inc. (b)	1,368	558,937
Trimble, Inc. (b)	7,367	396,787
Zebra Technologies Corp. Class A (b)	1,510	357,160
		6,189,586
IT Services (1.2%)
Accenture PLC Class A (c)	18,935	5,815,128
Akamai Technologies, Inc. (b)	4,514	480,922
Cognizant Technology Solutions Corp. Class A	15,160	1,026,938
DXC Technology Co. (b)	6,158	128,271
EPAM Systems, Inc. (b)	1,689	431,860
Gartner, Inc. (b)	2,411	828,444
International Business Machines Corp.	27,346	3,836,644
VeriSign, Inc. (b)	2,688	544,401
		13,092,608
Semiconductors & Semiconductor Equipment (7.2%)
Advanced Micro Devices, Inc. (b)	48,499	4,986,667
Analog Devices, Inc.	15,051	2,635,280
Applied Materials, Inc.	25,207	3,489,909
Broadcom, Inc.	12,388	10,289,225
Enphase Energy, Inc. (b)	4,022	483,243
First Solar, Inc. (b)	3,206	518,058
Intel Corp.	125,714	4,469,133
KLA Corp.	4,155	1,905,732
Lam Research Corp.	3,974	2,490,784
Microchip Technology, Inc.	16,339	1,275,259
Micron Technology, Inc.	32,878	2,236,690
Monolithic Power Systems, Inc.	1,410	651,420
NVIDIA Corp.	74,144	32,251,899
NXP Semiconductors NV (c)	7,738	1,546,981
ON Semiconductor Corp. (b)	12,953	1,203,981
Qorvo, Inc. (b)	2,859	272,949
QUALCOMM, Inc.	33,499	3,720,399
Skyworks Solutions, Inc.	4,748	468,105
SolarEdge Technologies, Inc. (b) (c)	1,664	215,505
Teradyne, Inc.	4,564	458,499
Texas Instruments, Inc.	27,255	4,333,818
		79,903,536
Software (9.9%)
Adobe, Inc. (b)	13,682	6,976,452
ANSYS, Inc. (b)	2,627	781,664
Autodesk, Inc. (b)	6,404	1,325,052
Cadence Design Systems, Inc. (b)	8,158	1,911,419
Fair Isaac Corp. (b)	762	661,820
Fortinet, Inc. (b)	19,566	1,148,133
Gen Digital, Inc.	17,467	308,817
Intuit, Inc.	8,402	4,292,918
Microsoft Corp.	223,026	70,420,459
Oracle Corp.	47,256	5,005,355
Palo Alto Networks, Inc. (b)	9,175	2,150,987
PTC, Inc. (b)	3,567	505,372
Roper Technologies, Inc.	3,262	1,579,721
Salesforce, Inc. (b)	29,237	5,928,679
ServiceNow, Inc. (b)	6,180	3,454,373
Synopsys, Inc. (b)	4,546	2,086,478
Tyler Technologies, Inc. (b)	1,286	496,576
		109,034,275
Technology Hardware Storage & Peripherals (7.1%)
Apple, Inc. (d)	441,148	75,528,949
Hewlett Packard Enterprise Co.	38,768	673,400

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

HP, Inc.	26,044	$669,331
NetApp, Inc.	6,287	477,057
Seagate Technology Holdings PLC (c)	5,782	381,323
Western Digital Corp. (b)	9,600	438,048
		78,168,108
Materials (2.4%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	6,644	1,882,910
Albemarle Corp.	3,492	593,780
Celanese Corp.	2,991	375,430
CF Industries Holdings, Inc.	5,779	495,492
Corteva, Inc.	21,305	1,089,964
Dow, Inc.	21,104	1,088,122
DuPont de Nemours, Inc.	13,771	1,027,179
Eastman Chemical Co.	3,485	267,369
Ecolab, Inc.	7,614	1,289,812
FMC Corp.	3,706	248,191
International Flavors & Fragrances, Inc.	7,603	518,297
Linde PLC (c)	14,647	5,453,810
LyondellBasell Industries NV Class A (c)	7,632	722,750
Mosaic Co.	9,969	354,896
PPG Industries, Inc.	7,025	911,845
Sherwin-Williams Co.	7,126	1,817,486
		18,137,333
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,899	779,502
Vulcan Materials Co.	3,947	797,373
		1,576,875
Containers & Packaging (0.2%)
Amcor PLC (c)	44,169	404,588
Avery Dennison Corp.	2,330	425,621
Ball Corp.	9,405	468,181
International Paper Co.	10,386	368,391
Packaging Corp. of America	2,682	411,821
Sealed Air Corp.	4,294	141,101
Westrock Co.	7,610	272,438
		2,492,141
Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	43,034	1,604,738
Newmont Corp.	23,856	881,479
Nucor Corp.	7,466	1,167,309
Steel Dynamics, Inc.	4,673	501,039
		4,154,565
Real Estate (2.3%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc.	16,421	301,490
Ventas, Inc.	12,077	508,804
Welltower, Inc.	15,571	1,275,576
		2,085,870
Hotels & Resort REITs (0.0%)
Host Hotels & Resorts, Inc.	21,360	343,255

Industrial REITs (0.3%)
Prologis, Inc.	27,732	3,111,808

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc.	4,669	467,367
Boston Properties, Inc.	4,310	256,359
		723,726
Real Estate Management & Development (0.1%)
CBRE Group, Inc. Class A (b)	9,300	686,898
CoStar Group, Inc. (b)	12,188	937,135
		1,624,033
Residential REITs (0.3%)
AvalonBay Communities, Inc.	4,241	728,349

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Camden Property Trust	3,134	$296,414
Equity Residential	10,277	603,363
Essex Property Trust, Inc.	1,910	405,092
Invitation Homes, Inc.	17,267	547,191
Mid-America Apartment Communities, Inc.	3,437	442,170
UDR, Inc.	9,099	324,561
		3,347,140
Retail REITs (0.3%)
Federal Realty Investment Trust	2,185	198,027
Kimco Realty Corp.	18,607	327,297
Realty Income Corp.	21,276	1,062,523
Regency Centers Corp.	4,891	290,721
Simon Property Group, Inc.	9,723	1,050,376
		2,928,944
Specialized REITs (1.0%)
American Tower Corp.	13,971	2,297,531
Crown Castle, Inc.	12,994	1,195,838
Digital Realty Trust, Inc.	9,086	1,099,588
Equinix, Inc.	2,852	2,071,293
Extra Space Storage, Inc.	6,306	766,683
Iron Mountain, Inc.	8,742	519,712
Public Storage	4,741	1,249,348
SBA Communications Corp.	3,234	647,350
VICI Properties, Inc.	30,390	884,349
Weyerhaeuser Co.	21,935	672,527
		11,404,219
Utilities (2.4%)
Electric Utilities (1.6%)
Alliant Energy Corp.	7,529	364,780
American Electric Power Co., Inc.	15,427	1,160,419
Constellation Energy Corp.	9,653	1,052,949
Duke Energy Corp.	23,135	2,041,895
Edison International	11,462	725,430
Entergy Corp.	6,311	583,767
Evergy, Inc.	6,850	347,295
Eversource Energy	10,424	606,156
Exelon Corp.	29,874	1,128,938
FirstEnergy Corp.	15,490	529,448
NextEra Energy, Inc.	60,747	3,480,196
NRG Energy, Inc.	6,875	264,825
PG&E Corp. (b)	62,774	1,012,545
Pinnacle West Capital Corp.	3,392	249,923
PPL Corp.	22,125	521,265
Southern Co.	32,735	2,118,609
Xcel Energy, Inc.	16,555	947,277
		17,135,717
Gas Utilities (0.0%)
Atmos Energy Corp.	4,456	472,024

Independent Power And Renewable Electricity Producers (0.0%)
AES Corp.	20,100	305,520

Multi-Utilities (0.7%)
Ameren Corp.	7,862	588,313
CenterPoint Energy, Inc.	18,946	508,700
CMS Energy Corp.	8,670	460,464
Consolidated Edison, Inc.	10,353	885,492
Dominion Energy, Inc.	25,118	1,122,021
DTE Energy Co.	6,149	610,473
NiSource, Inc.	12,405	306,155
Public Service Enterprise Group, Inc.	14,976	852,284
Sempra	18,890	1,285,087
WEC Energy Group, Inc.	9,465	762,406
		7,381,395
Water Utilities (0.1%)
American Water Works Co., Inc.	5,842	723,415
Total common stocks (cost: $364,061,747)		1,078,054,923

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Short-Term Securities (2.1%)
Investment Companies (2.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.290%	22,584,874	$22,584,874
Total short-term securities (cost: $22,584,874)		22,584,874
Total investments in securities (cost: $386,646,621) (e)		1,100,639,797
Cash and other assets in excess of liabilities (0.0%)		64,680
Total net assets (100.0%)		$1,100,704,477

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 3.4% of net assets in foreign securities at September 30, 2023.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.
(e)	At September 30, 2023, the cost of investments for federal income tax purposes was $387,824,562. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$730,204,856
Gross unrealized depreciation	(18,399,729)
Net unrealized appreciation	$711,805,127

Holdings of Open Futures Contracts
On September 30, 2023, securities with an aggregate market value of $23,969,400 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	December 2023	100	Long	$22,637,608	$21,627,500	$(1,010,108)

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities

September 30, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (95.2%)
Australia (2.4%)
Financial (2.4%)
Commonwealth Bank of Australia (USD)
6.051%, 03/14/25 (SOFRRATE + 0.740%) (c) (d)	1,770,000	$1,772,299

Brazil (3.9%)
Government (3.9%)
Brazil Notas do Tesouro Nacional Serie F (BRL)
10.000%, 01/01/27	6,080,000	1,186,806
10.000%, 01/01/29	3,440,000	651,557
10.000%, 01/01/31	3,320,000	615,620
10.000%, 01/01/33	2,490,000	452,213
		2,906,196
Canada (2.0%)
Government (2.0%)
Province of Ontario Canada (CAD)
2.600%, 06/02/25	2,060,000	1,463,057

Colombia (6.0%)
Government (6.0%)
Colombian TES (COP)
7.000%, 03/26/31	6,010,000,000	1,165,558
7.250%, 10/26/50	2,720,000,000	421,187
9.250%, 05/28/42	14,230,000,000	2,802,096
		4,388,841
Great Britain (9.7%)
Government (9.7%)
U.K. Gilts (GBP)
1.250%, 07/31/51	5,950,000	3,297,797
3.250%, 01/31/33	3,470,000	3,860,483
		7,158,280
Mexico (14.4%)
Energy (1.0%)
Petroleos Mexicanos (USD)
6.950%, 01/28/60	1,200,000	709,500

Government (13.4%)
Mexican Bonos (MXN)
7.750%, 11/13/42	44,300,000	2,111,088
8.000%, 11/07/47	31,000,000	1,469,951
8.000%, 07/31/53 (e)	34,300,000	1,610,744
8.500%, 05/31/29	42,600,000	2,363,763
8.500%, 11/18/38	45,000,000	2,364,324
		9,919,870
New Zealand (0.7%)
Government (0.7%)
New Zealand Government Bond (NZD)
2.750%, 05/15/51	1,450,000	529,449

Russia (0.1%)
Government (0.1%)
Russian Federal Bond - OFZ (RUB)
7.650%, 04/10/30 (e)	29,000,000	83,197

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

South Africa (4.5%)
Government (4.5%)
Republic of South Africa Government Bond (ZAR)
6.500%, 02/28/41	41,700,000	$1,250,463
8.750%, 02/28/48	55,800,000	2,056,871
		3,307,334
United States (51.5%)
Consumer, Cyclical (3.9%)
General Motors Financial Co., Inc. (USD)
5.400%, 04/06/26	1,550,000	1,516,475
Toyota Motor Credit Corp. (USD)
4.450%, 05/18/26	1,420,000	1,388,095
		2,904,570
Government (27.4%)
U.S. Treasury Bond (USD)
2.250%, 02/15/52	3,430,000	2,101,411
3.000%, 08/15/52	4,390,000	3,195,097
4.125%, 08/15/53	3,640,000	3,301,025
U.S. Treasury Note (USD)
1.875%, 02/15/32	2,130,000	1,730,625
3.500%, 02/15/33	9,640,000	8,847,713
5.528%, 07/31/25 (3 mo. U.S. Treasury Money Market Yield + 0.125%) (d)	1,050,000	1,050,386
		20,226,257
Mortgage Securities (20.2%)
Federal Home Loan Mortgage Corp. (USD)
4.500%, 09/01/52	1,236,031	1,135,480
4.500%, 10/01/52	873,943	802,782
5.000%, 08/01/52	619,455	586,887
5.000%, 11/01/52	761,976	719,294
5.500%, 12/01/52	2,109,641	2,042,310
Federal National Mortgage Association (USD)
4.500%, 09/01/52	1,786,042	1,640,781
5.000%, 10/01/52	630,299	595,018
5.000%, 12/01/52	1,372,502	1,295,636
5.500%, 12/01/52	1,543,144	1,494,847
Government National Mortgage Association (USD)
5.000%, 06/20/53	1,063,430	1,008,122
5.500%, 02/20/53	741,774	721,220
5.500%, 04/20/53	1,348,350	1,309,161
5.500%, 05/20/53	920,942	894,168
5.500%, 06/20/53	675,176	655,519
		14,901,225
Total long-term debt securities (cost: $75,510,730)		70,270,075

	Shares
Short-Term Securities (3.5%)
Investment Companies (3.5%)
United States (3.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.290%	2,596,042	2,596,042
Total short-term securities (cost: $2,596,042)		2,596,042
Total investments in securities (cost: $78,106,772) (f)		72,866,117
Cash and other assets in excess of liabilities (1.3%)		966,664
Total net assets (100.0%)		$73,832,781

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(d)	Variable rate security.
(e)	Pursuant to the Fund’s Liquidity Risk Management Program, this security has been determined to be illiquid by the Fund’s Liquidity Risk Management Program Administrator.
(f)	At September 30, 2023, the cost of investments for federal income tax purposes was $78,106,772. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$1,605,446
Gross unrealized depreciation	(6,587,868)
Net unrealized depreciation	$(4,982,422)

Foreign Forward Currency Contracts
On September 30, 2023, SFT International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
10/17/23	132,141	USD	600,000	MYR	$—	$(4,225)	GSC
10/17/23	88,849	USD	400,000	MYR	—	(3,572)	GSC
10/17/23	88,859	USD	400,000	MYR	—	(3,582)	GSC
10/19/23	1,062,591	USD	5,110,000	BRL	—	(44,041)	JPM
10/19/23	22,210,000	BRL	4,558,235	USD	131,231	—	JPM
10/25/23	2,260,000	CAD	1,720,590	USD	48,476	—	HSB
10/27/23	183,500,000	MXN	10,744,861	USD	227,135	—	BLC
10/27/23	726,131	USD	12,700,000	MXN	1,799	—	MSC
10/30/23	17,970,000,000	COP	4,400,744	USD	—	(7,002)	JPM
10/30/23	670,000,000	COP	156,621	USD	—	(7,719)	JPM
10/30/23	730,000,000	COP	174,116	USD	—	(4,941)	JPM
11/07/23	1,430,000	EUR	1,581,959	USD	65,762	—	JPM
11/07/23	410,000	EUR	430,841	USD	—	(3,873)	JPM
11/15/23	59,100,000	ZAR	3,084,712	USD	—	(40,600)	HSB
11/17/23	4,540,000	CNH	630,433	USD	6,442	—	JPM
12/06/23	374,228	USD	580,000	AUD	902	—	JPM
12/08/23	6,380,000	GBP	8,022,053	USD	232,040	—	JPM
12/11/23	347,060	USD	29,000,000	INR	1,128	—	BLC
12/15/23	1,204,604	USD	175,000,000	JPY	—	(17,806)	JPM
01/11/24	251,969	USD	2,700,000	NOK	2,490	—	JPM
01/12/24	920,000	NZD	549,976	USD	—	(2,787)	BLC
01/18/24	530,164	USD	5,700,000	NOK	7,124	—	MSC
					$724,529	$(140,148)

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi Offshore
COP	Colombian Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

Counterparty Legend
BLC	Barclays Bank PLC
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
MSC	Morgan Stanley and Co., Inc.

Holdings of Open Futures Contracts

On September 30, 2023, $868,030 in cash has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
10 Year U.S. Ultra	December 2023	81	Long	$9,290,301	$9,036,563	$(253,738)
Long Gilt Future	December 2023	29	Long	3,405,291	3,332,881	(72,410)
					$12,369,444	$(326,148)

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities

September 30, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.7%)
Consumer Discretionary (0.8%)
Hotels, Restaurants & Leisure (0.8%)
Boyd Gaming Corp.	14,555	$885,381

Real Estate (97.9%)
Diversified REITs (1.0%)
WP Carey, Inc.	19,576	1,058,670

Health Care REITs (10.4%)
Healthcare Realty Trust, Inc.	186,178	2,842,938
Medical Properties Trust, Inc.	117,566	640,735
Welltower, Inc.	93,971	7,698,104
		11,181,777
Hotels & Resort REITs (0.6%)
Host Hotels & Resorts, Inc.	42,930	689,885

Industrial REITs (12.9%)
Americold Realty Trust, Inc.	128,562	3,909,570
Prologis, Inc.	88,388	9,918,018
		13,827,588
Office REITs (1.5%)
Highwoods Properties, Inc.	76,500	1,576,665

Real Estate Management & Development (1.1%)
Jones Lang LaSalle, Inc. (b)	8,713	1,230,101

Residential REITs (23.2%)
American Homes 4 Rent Class A	47,204	1,590,303
Apartment Income REIT Corp.	33,742	1,035,879
Camden Property Trust	44,414	4,200,676
Essex Property Trust, Inc.	7,645	1,621,428
Invitation Homes, Inc.	187,262	5,934,333
Mid-America Apartment Communities, Inc.	30,873	3,971,811
Sun Communities, Inc.	38,081	4,506,506
UDR, Inc.	58,361	2,081,737
		24,942,673
Retail REITs (14.5%)
Kimco Realty Corp.	128,533	2,260,895
Realty Income Corp.	94,218	4,705,247
Simon Property Group, Inc.	60,596	6,546,186
Spirit Realty Capital, Inc.	63,701	2,135,895
		15,648,223
Specialized REITs (32.7%)
American Tower Corp.	31,592	5,195,304
Crown Castle, Inc.	55,209	5,080,884
Digital Realty Trust, Inc.	59,399	7,188,467
Equinix, Inc.	7,631	5,542,090
Extra Space Storage, Inc.	25,280	3,073,542
Iron Mountain, Inc.	20,918	1,243,575
Public Storage	4,198	1,106,257
SBA Communications Corp.	25,826	5,169,591
VICI Properties, Inc.	32,427	943,626
Weyerhaeuser Co.	21,600	662,256
		35,205,592
Total common stocks (cost: $123,150,642)		106,246,555

Short-Term Securities (1.2%)
Investment Companies (1.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.290%	1,277,854	1,277,854
Total short-term securities (cost: $1,277,854)		1,277,854

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities – continued

Total investments in securities (cost: $124,428,496) (c)	107,524,409
Cash and other assets in excess of liabilities (0.1%)	132,139
Total net assets (100.0%)	$107,656,548

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	At September 30, 2023, the cost of investments for federal income tax purposes was $125,290,918. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$1,940,992
Gross unrealized depreciation	(19,707,501)
Net unrealized depreciation	$(17,766,509)

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

September 30, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.3%)
Communication Services (1.0%)
Wireless Telecommunication Services (1.0%)
T-Mobile U.S., Inc. (b)	13,100	$1,834,655

Communication Services (1.0%)
Interactive Media & Services (1.0%)
Alphabet, Inc. Class C (b)	13,617	1,795,401

Consumer Discretionary (5.0%)
Automobiles (0.2%)
General Motors Co.	11,100	365,967

Broadline Retail (0.2%)
Amazon.com, Inc. (b)	3,500	444,920

Diversified Consumer Services (0.4%)
Service Corp. International	11,500	657,110

Hotels, Restaurants & Leisure (2.3%)
Booking Holdings, Inc. (b)	640	1,973,728
Hilton Worldwide Holdings, Inc.	3,300	495,594
McDonald's Corp.	5,295	1,394,915
Norwegian Cruise Line Holdings Ltd. (b) (c)	15,100	248,848
		4,113,085
Specialty Retail (1.9%)
AutoZone, Inc. (b)	530	1,346,195
Bath & Body Works, Inc.	7,100	239,980
Home Depot, Inc.	2,676	808,580
Ulta Beauty, Inc. (b)	2,600	1,038,570
		3,433,325
Consumer Staples (9.7%)
Beverages (1.4%)
Coca-Cola Co.	19,312	1,081,086
PepsiCo, Inc.	8,700	1,474,128
		2,555,214
Consumer Staples Distribution & Retail (1.0%)
Target Corp.	1,224	135,337
Walmart, Inc.	10,247	1,638,803
		1,774,140
Food Products (2.2%)
General Mills, Inc.	8,276	529,581
Kraft Heinz Co.	12,979	436,614
Mondelez International, Inc. Class A	44,675	3,100,445
		4,066,640
Household Products (2.2%)
Colgate-Palmolive Co.	15,200	1,080,872
Procter & Gamble Co.	19,386	2,827,642
		3,908,514
Personal Products (1.0%)
Kenvue, Inc.	89,724	1,801,658

Tobacco (1.9%)
Philip Morris International, Inc.	37,573	3,478,508

Energy (11.0%)
Energy Equipment & Services (2.7%)
Halliburton Co.	59,400	2,405,700
NOV, Inc.	16,600	346,940
Schlumberger NV (c)	35,500	2,069,650
		4,822,290

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Oil, Gas & Consumable Fuels (8.3%)
Chevron Corp.	22,600	$3,810,812
ConocoPhillips	17,600	2,108,480
Devon Energy Corp.	5,944	283,529
EQT Corp.	58,081	2,356,927
Exxon Mobil Corp.	23,438	2,755,840
Kinder Morgan, Inc.	80,000	1,326,400
Range Resources Corp.	56,900	1,844,129
Williams Cos., Inc.	17,394	586,004
		15,072,121
Financial (23.1%)
Capital Markets (1.8%)
Charles Schwab Corp.	15,100	828,990
CME Group, Inc.	4,600	921,012
Goldman Sachs Group, Inc.	5,000	1,617,850
		3,367,852
Commercial Banks (7.0%)
Bank of America Corp.	97,894	2,680,338
East West Bancorp, Inc.	5,643	297,443
JPMorgan Chase & Co.	36,263	5,258,860
PNC Financial Services Group, Inc.	12,773	1,568,141
U.S. Bancorp	6,000	198,360
Wells Fargo & Co.	64,014	2,615,612
		12,618,754
Consumer Finance (1.0%)
American Express Co.	12,604	1,880,391

Financial Services (6.4%)
Berkshire Hathaway, Inc. Class B (b)	18,200	6,375,460
Corebridge Financial, Inc.	36,374	718,387
Fiserv, Inc. (b)	30,539	3,449,685
FleetCor Technologies, Inc. (b)	3,122	797,171
Visa, Inc. Class A	1,400	322,014
		11,662,717
Insurance (6.9%)
Allstate Corp.	12,627	1,406,774
Chubb Ltd. (c)	9,124	1,899,434
Hartford Financial Services Group, Inc.	13,255	939,912
MetLife, Inc.	54,233	3,411,798
Progressive Corp.	20,402	2,841,999
Travelers Cos., Inc.	11,889	1,941,593
		12,441,510
Health Care (17.0%)
Biotechnology (1.5%)
Amgen, Inc.	7,100	1,908,196
Regeneron Pharmaceuticals, Inc. (b)	890	732,434
		2,640,630
Health Care Equipment & Supplies (2.3%)
Becton Dickinson & Co.	6,362	1,644,768
GE HealthCare Technologies, Inc.	23,148	1,574,990
Medtronic PLC (c)	13,200	1,034,352
		4,254,110
Health Care Providers & Services (7.1%)
Cencora, Inc.	18,741	3,372,818
Elevance Health, Inc.	12,039	5,242,021
HCA Healthcare, Inc.	6,047	1,487,441
Humana, Inc.	2,560	1,245,491
Tenet Healthcare Corp. (b)	11,096	731,116
UnitedHealth Group, Inc.	1,427	719,479
		12,798,366
Life Sciences Tools & Services (1.8%)
Danaher Corp.	7,431	1,843,631
Thermo Fisher Scientific, Inc.	2,884	1,459,794
		3,303,425

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Pharmaceuticals (4.3%)
AstraZeneca PLC ADR (c)	27,955	$1,893,113
Johnson & Johnson	14,134	2,201,370
Merck & Co., Inc.	20,900	2,151,655
Pfizer, Inc.	48,550	1,610,404
		7,856,542
Industrials (12.8%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	6,400	1,414,208
L3Harris Technologies, Inc.	8,416	1,465,394
Northrop Grumman Corp.	1,620	713,108
		3,592,710
Building Products (0.6%)
Carrier Global Corp.	21,250	1,173,000

Electrical Equipment (1.1%)
AMETEK, Inc.	11,113	1,642,057
Hubbell, Inc.	1,218	381,733
		2,023,790
Ground Transportation (3.3%)
CSX Corp.	89,091	2,739,548
Norfolk Southern Corp.	4,830	951,172
Union Pacific Corp.	10,900	2,219,567
		5,910,287
Industrial Conglomerates (2.5%)
General Electric Co.	30,097	3,327,223
Siemens AG (c)	7,812	1,122,038
		4,449,261
Machinery (3.3%)
Caterpillar, Inc.	2,800	764,400
Cummins, Inc.	6,100	1,393,606
Deere & Co.	1,200	452,856
Dover Corp.	2,600	362,726
IDEX Corp.	5,300	1,102,506
Veralto Corp. (b)	346	29,258
Westinghouse Air Brake Technologies Corp.	17,923	1,904,677
		6,010,029
Information Technology (8.8%)
Electronic Equipment, Instruments & Components (0.6%)
TE Connectivity Ltd. (c)	9,100	1,124,123

Semiconductors & Semiconductor Equipment (7.0%)
Analog Devices, Inc.	5,300	927,977
Applied Materials, Inc.	11,600	1,606,020
Lam Research Corp.	3,235	2,027,601
Micron Technology, Inc.	30,700	2,088,521
NXP Semiconductors NV (c)	11,600	2,319,072
QUALCOMM, Inc.	8,900	988,434
Texas Instruments, Inc.	17,700	2,814,477
		12,772,102
Software (1.2%)
Adobe, Inc. (b)	1,075	548,142
Microsoft Corp.	3,165	999,349
Salesforce, Inc. (b)	2,700	547,506
		2,094,997
Materials (3.4%)
Chemicals (1.6%)
Linde PLC (c)	5,000	1,861,750
Nutrien Ltd. (c)	17,257	1,065,792
		2,927,542
Construction Materials (0.2%)
Martin Marietta Materials, Inc.	1,051	431,414

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Metals & Mining (1.6%)
Franco-Nevada Corp. (c)	4,000	$533,960
Freeport-McMoRan, Inc.	31,300	1,167,177
Southern Copper Corp.	5,978	450,084
Wheaton Precious Metals Corp. (c)	18,900	766,395
		2,917,616
Real Estate (2.9%)
Industrial REITs (0.6%)
Prologis, Inc.	9,231	1,035,811

Residential REITs (0.5%)
Equity LifeStyle Properties, Inc.	15,418	982,281

Specialized REITs (1.8%)
Extra Space Storage, Inc.	4,317	524,861
Public Storage	6,000	1,581,120
Weyerhaeuser Co.	35,496	1,088,307
		3,194,288
Utilities (3.6%)
Electric Utilities (3.5%)
Constellation Energy Corp.	20,255	2,209,415
Evergy, Inc.	10,200	517,140
FirstEnergy Corp.	11,515	393,583
NextEra Energy, Inc.	29,200	1,672,868
NRG Energy, Inc.	12,100	466,092
Southern Co.	16,923	1,095,257
		6,354,355
Multi-Utilities (0.1%)
Ameren Corp.	3,360	251,429
Total common stocks (cost: $176,392,876)		180,192,880

Short-Term Securities (0.2%)
Investment Companies (0.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.290%	15,273	15,273
T. Rowe Price Reserve Investment Fund, current rate 5.410%	294,374	294,374
Total short-term securities (cost: $309,647)		309,647
Total investments in securities (cost: $176,702,523) (d)		180,502,527
Cash and other assets in excess of liabilities (0.5%)		881,113
Total net assets (100.0%)		$181,383,640

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 8.8% of net assets in foreign securities at September 30, 2023.
(d)	At September 30, 2023, the cost of investments for federal income tax purposes was $178,508,058. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$9,465,531
Gross unrealized depreciation	(7,471,062)
Net unrealized appreciation	$1,994,469

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities

September 30, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.5%)
Communication Services (8.3%)
Interactive Media & Services (8.3%)
Alphabet, Inc. Class A (b)	47,146	$6,169,525
Meta Platforms, Inc. Class A (b)	10,004	3,003,301
		9,172,826
Consumer Discretionary (10.4%)
Automobiles (0.8%)
Tesla, Inc. (b)	3,455	864,510

Broadline Retail (4.6%)
Amazon.com, Inc. (b)	40,044	5,090,393

Hotels, Restaurants & Leisure (1.4%)
McDonald's Corp.	5,853	1,541,914

Specialty Retail (2.4%)
AutoZone, Inc. (b)	245	622,298
TJX Cos., Inc.	22,860	2,031,797
		2,654,095
Textiles, Apparel & Luxury Goods (1.2%)
NIKE, Inc. Class B	14,554	1,391,654

Consumer Staples (7.1%)
Beverages (2.6%)
Constellation Brands, Inc. Class A	5,704	1,433,586
Monster Beverage Corp. (b)	26,669	1,412,124
		2,845,710
Consumer Staples Distribution & Retail (0.3%)
Sysco Corp.	6,223	411,029

Household Products (3.3%)
Colgate-Palmolive Co.	14,680	1,043,895
Procter & Gamble Co.	17,714	2,583,764
		3,627,659
Personal Products (0.9%)
Estee Lauder Cos., Inc. Class A	6,961	1,006,213

Energy (4.0%)
Energy Equipment & Services (0.8%)
Schlumberger NV (c)	14,731	858,817

Oil, Gas & Consumable Fuels (3.2%)
ConocoPhillips	12,709	1,522,538
EOG Resources, Inc.	15,852	2,009,400
		3,531,938
Financial (12.4%)
Capital Markets (1.5%)
Morgan Stanley	20,189	1,648,836

Commercial Banks (4.3%)
Bank of America Corp.	56,555	1,548,476
JPMorgan Chase & Co.	16,705	2,422,559
PNC Financial Services Group, Inc.	6,316	775,415
		4,746,450
Consumer Finance (1.0%)
American Express Co.	7,335	1,094,309

Financial Services (2.1%)
Mastercard, Inc. Class A	5,995	2,373,480

Insurance (3.5%)
Arch Capital Group Ltd. (b) (c)	13,893	1,107,411
Chubb Ltd. (c)	7,005	1,458,301

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities – continued

Progressive Corp.	9,268	$1,291,032
		3,856,744
Health Care (17.1%)
Biotechnology (2.1%)
Regeneron Pharmaceuticals, Inc. (b)	1,328	1,092,891
Vertex Pharmaceuticals, Inc. (b)	3,544	1,232,390
		2,325,281
Health Care Equipment & Supplies (4.4%)
Abbott Laboratories	15,321	1,483,839
Becton Dickinson & Co.	5,180	1,339,185
Boston Scientific Corp. (b)	21,252	1,122,105
Hologic, Inc. (b)	13,859	961,815
		4,906,944
Health Care Providers & Services (2.9%)
UnitedHealth Group, Inc.	6,316	3,184,464

Life Sciences Tools & Services (2.6%)
Danaher Corp.	5,684	1,410,201
Thermo Fisher Scientific, Inc.	2,825	1,429,930
		2,840,131
Pharmaceuticals (5.1%)
Eli Lilly & Co.	4,774	2,564,259
Merck & Co., Inc.	19,199	1,976,537
Zoetis, Inc.	6,003	1,044,402
		5,585,198
Industrials (7.2%)
Aerospace & Defense (1.1%)
RTX Corp.	17,532	1,261,778

Building Products (0.8%)
Johnson Controls International PLC (c)	17,324	921,810

Commercial Services & Supplies (0.8%)
Republic Services, Inc.	5,956	848,790

Electrical Equipment (1.1%)
AMETEK, Inc.	8,037	1,187,547

Machinery (3.4%)
Deere & Co.	3,580	1,351,020
IDEX Corp.	4,990	1,038,020
Illinois Tool Works, Inc.	5,687	1,309,773
		3,698,813
Information Technology (27.2%)
Communications Equipment (1.4%)
Motorola Solutions, Inc.	5,755	1,566,741

Electronic Equipment, Instruments & Components (1.1%)
CDW Corp.	6,110	1,232,754

IT Services (1.1%)
Accenture PLC Class A (c)	3,728	1,144,906

Semiconductors & Semiconductor Equipment (8.3%)
Advanced Micro Devices, Inc. (b)	8,983	923,632
Broadcom, Inc.	2,186	1,815,648
KLA Corp.	2,478	1,136,560
NVIDIA Corp.	8,872	3,859,231
Texas Instruments, Inc.	8,915	1,417,574
		9,152,645
Software (9.4%)
Microsoft Corp.	23,366	7,377,815
Palo Alto Networks, Inc. (b)	3,285	770,135
Salesforce, Inc. (b)	6,283	1,274,067
Workday, Inc. Class A (b)	4,484	963,387
		10,385,404

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities – continued

Technology Hardware Storage & Peripherals (5.9%)
Apple, Inc.	38,015	$6,508,548

Materials (1.2%)
Chemicals (1.2%)
PPG Industries, Inc.	9,898	1,284,760

Real Estate (1.7%)
Industrial REITs (1.0%)
Prologis, Inc.	9,330	1,046,920

Residential REITs (0.7%)
AvalonBay Communities, Inc.	4,730	812,330

Utilities (2.9%)
Electric Utilities (2.9%)
American Electric Power Co., Inc.	17,685	1,330,266
Duke Energy Corp.	13,735	1,212,251
Eversource Energy	10,650	619,297
		3,161,814
Total common stocks (cost: $75,347,904)		109,774,155

Short-Term Securities (1.0%)
Investment Companies (1.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.290%	1,134,158	1,134,158
Total short-term securities (cost: $1,134,158)		1,134,158
Total investments in securities (cost: $76,482,062) (d)		110,908,313
Liabilities in excess of cash and other assets (-0.5%)		(554,550)
Total net assets (100.0%)		$110,353,763

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 5.0% of net assets in foreign securities at September 30, 2023.
(d)	At September 30, 2023, the cost of investments for federal income tax purposes was $76,526,441. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$36,841,051
Gross unrealized depreciation	(2,459,179)
Net unrealized appreciation	$34,381,872

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Financial Statements

Investments Valuation

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by Securian Asset Management, Inc. (Securian AM), as the Valuation Designee, in accordance with procedures approved by the Board of Trustees (the “Board”) of the Trust and in accordance with provisions of the 1940 act. The Board has delegated the daily oversight of the securities valuation function to Securian AM, which ensures that valuations comply with the valuation policies. The summary of fair valued securities are presented to the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value by Securian AM if it determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, Securian AM is immediately notified and promptly determines whether fair value pricing is needed in accordance with the Trust’s valuation procedures and, if so, approves the pricing methodology to be used.

Short-term securities are valued at market value. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

SFT International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Securian Funds Trust

Notes to Financial Statements – continued

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Options Transactions

Each Fund may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that each Fund pays a premium whether or not the option is exercised. Each Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Bank Loans

The SFT Core Bond Fund may enter into bank loans. Bank loans are interests in amounts owed by corporate or other borrowers and may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Bank loans may be made directly with a borrower or acquired through assignment or participation. The Fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Investments in bank loans may involve special risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The Fund may also invest in loan commitments, which are contractual obligations for a future funding. The Fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments. Although typically secured, bank loans may not be backed by sufficient collateral to satisfy their issuers’ obligations in the event of bankruptcy, insolvency or similar distressed scenarios. Bank loans may also be illiquid, not readily marketable, or subject to restrictions on resale.

Investment Companies

The SFT Balanced Stabilization Fund and SFT Equity Stabilization Fund may invest in other investment companies, which may not be traded on an exchange, the Fund(s) may, as a practical expedient, estimate the fair value of an investment company based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the investment company is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the investment company does not provide a reported NAV per share or its equivalent on a Business Day, Securain AM, as valuation designee, shall estimate fair value in good faith and in a manner consistent with the Trust’s Valuation Procedures.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Illiquid Investments

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, no Fund may acquire an “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. At September 30, 2023, the SFT Balanced Stabilization Fund and SFT International Bond Fund held 4 and 2 illiquid securities with a market value of $5,174,828 and $1,693,941, which represents 0.8% and 2.3% of net assets, respectively.

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement

The Trust utilizes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset or liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used as of September 30, 2023, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at September 30, 2023 using
Fund	Level 1	Level 2	Level 3	Total
SFT Balanced Stabilization Fund
Assets
Government Obligations	$—	$30,208,060	$—	$30,208,060
Other Mortgage-Backed Securities	—	1,262,013	—	1,262,013
Corporate Obligations	—	204,034,786	—	204,034,786
Purchased Options	1,142,603	—	—	1,142,603
Investment Companies	365,422,005	—	—	365,422,005
Total Investments	366,564,608	235,504,859	—	602,069,467
Liabilities
Other Financial Instruments*
Futures Contracts	(4,358,371)	—	—	(4,358,371)
Written Options	(220,242)	—	—	(220,242)

SFT Core Bond Fund
Assets
Government Obligations	—	282,913,587	—	282,913,587
Asset-Backed Securities	—	29,736,903	—	29,736,903
Other Mortgage-Backed Securities	—	54,714,047	—	54,714,047
Corporate Obligations	—	104,355,255	—	104,355,255
Bank Loans	—	7,779,298	—	7,779,298
Foreign Bonds	—	2,831,116	—	2,831,116
U.S. Government Agencies and Obligations	—	21,192,228	—	21,192,228
Investment Companies	44,160,069	—	—	44,160,069
Total Investments	44,160,069	503,522,434	—	547,682,503
Liabilities
Other Financial Instruments*
Futures Contracts	(353,900)	—	—	(353,900)

SFT Delaware IvySM Growth Fund
Assets
Common Stocks	538,571,432	—	—	538,571,432
Investment Companies	672,339	—	—	672,339
Total Investments	539,243,771	—	—	539,243,771

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement - (continued)

	Fair Value Measurement at September 30, 2023 using
Fund	Level 1	Level 2	Level 3	Total
SFT Delaware IvySM Small Cap Growth Fund
Assets
Common Stocks	$140,352,290	$—	$—	$140,352,290
Investment Companies	1,714,110	—	—	1,714,110
Total Investments	142,066,400	—	—	142,066,400

SFT Equity Stabilization Fund
Assets
Investment Companies	297,363,885	—	—	297,363,885
Purchased Options	547,162	—	—	547,162
Total Investments	297,911,047	—	—	297,911,047
Liabilities
Other Financial Instruments*
Futures Contracts	(1,004,278)	—	—	(1,004,278)
Written Options	(105,468)	—	—	(105,468)

SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	191,380,025	—	—	191,380,025
Long-Term Debt Securities	—	981,719	—	981,719
Investment Companies	6,367,160	—	—	6,367,160
Total Investments	197,747,185	981,719	—	198,728,904
Liabilities
Other Financial Instruments*
Futures Contracts	(241,328)	—	—	(241,328)

SFT Index 500 Fund
Assets
Common Stocks	1,078,054,923	—	—	1,078,054,923
Investment Companies	22,584,874	—	—	22,584,874
Total Investments	1,100,639,797	—	—	1,100,639,797
Liabilities
Other Financial Instruments*
Futures Contracts	(1,010,108)	—	—	(1,010,108)

SFT International Bond Fund
Assets
Long-Term Debt Securities	—	70,270,075	—	70,270,075
Investment Companies	2,596,042	—	—	2,596,042
Total Investments	2,596,042	70,270,075	—	72,866,117
Other Financial Instruments*
Forward Foreign Currency Contracts	—	724,529	—	724,529
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(140,148)	—	(140,148)
Futures Contracts	(326,148)	—	—	(326,148)

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement - (continued)

	Fair Value Measurement at September 30, 2023 using
Fund	Level 1	Level 2	Level 3	Total
SFT Real Estate Securities Fund
Assets
Common Stocks	$106,246,555	$—	$—	$106,246,555
Investment Companies	1,277,854	—	—	1,277,854
Total Investments	107,524,409	—	—	107,524,409

SFT T. Rowe Price Value Fund
Assets
Common Stocks	180,192,880	—	—	180,192,880
Investment Companies	309,647	—	—	309,647
Total Investments	180,502,527	—	—	180,502,527

SFT Wellington Core Equity Fund
Assets
Common Stocks	109,774,155	—	—	109,774,155
Investment Companies	1,134,158	—	—	1,134,158
Total Investments	110,908,313	—	—	110,908,313

* Investments in Other Financial Instruments are derivative instruments reflected in the Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the investments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement - (continued)

Bank Loans – These securities are generally valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Bank Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency – These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1, 2, and 3 during the period.

Other Risks

The Funds can invest in securities of foreign issuers, which may subject them to investment risks not normally associated with investing in U.S. securities. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, financial institution failures, or other events, can adversely affect local and global markets and normal market operations.